UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21457

Name of Fund: BlackRock Bond Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series N Portfolio

Series S Portfolio

Fund Address: 100 Belleveu Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Bond Allocation Target Shares, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2011

Date of reporting period: 09/30/2010

Item 1	–	Report to Stockholders

September 30, 2010

Semi-Annual Report (Unaudited)

BlackRock Bond Allocation Target Shares

▶ Series C Portfolio

▶ Series M Portfolio

▶ Series N Portfolio

▶ Series S Portfolio

Not FDIC Insured

No Bank Guarantee

May Lose Value

2	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued on its choppy course this year, delivering mixed economic data and gradual if uneven improvement of investor sentiment. The risks of a double-dip recession continue to recede, but the economy remains mired in a slow-growth environment. The major short-term ambiguities that kept market participants on the fence – the US financial reform bill, political uncertainty, European bank stress test results, and European sovereign funding – have all abated to some degree, allowing market conditions to regain some degree of normalcy and demonstrate growth. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009. Spanning December 2007 to June 2009, this marked the longest reported recession since the Great Depression. Structural problems of ongoing deleveraging and weak spending among businesses and households weigh heavily on the pace of economic growth. The Federal Reserve Board has made it clear that additional policy action will be needed to combat the slow pace of growth, high unemployment, and deflation risks.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as uncertainty driven by mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast, brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns – and for many markets, the first significant downturn since the bull market began in March 2009. As the end of the 12-month period drew near, economic data turned less negative and strong corporate earnings reports became increasingly consistent. These factors along with the anticipation of further quantitative easing drove equity markets higher in the third quarter, with most markets recapturing their second quarter losses and moving into positive territory year-to-date. International equities turned positive, posting gains on both a six- and 12-month basis. In the US, both large and small cap equities posted robust gains for the 12-month period; however large cap stocks remain negative on a six-month basis while small caps turned positive.

In fixed income markets, yields fluctuated but generally declined over the past 12 months amid heightened uncertainty. Weak economic data, lingering credit problems and, near the end of the period, the expectation of additional quantitative easing drove interest rates lower and bond prices higher. Treasuries rallied over the period, modestly outperforming the credit spread sectors of the market. Corporate credit spreads benefited from the low interest rate environment and high yield fixed income became increasingly attractive due to declining default rates and better-than-expected results on European bank stress tests. Tax-exempt municipal bonds performed well over the 12-month period, driven primarily by technical factors including favorable supply-and-demand dynamics.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of September 30, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	(1.42)%	10.16%
US small cap equities (Russell 2000 Index)	0.25	13.35
International equities (MSCI Europe, Australasia, Far East Index)	0.20	3.27
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	13.20	10.23
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	6.05	8.16
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	5.51	5.81
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.55	18.24

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. We thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of September 30, 2010	Series C Portfolio

Portfolio Management Commentary

How did the Fund perform?

•

The Fund underperformed its benchmark, the Barclays Capital US Credit Index, for the six-month period. Because shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients, comparisons of the Fund’s performance to its benchmark will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

The Fund’s overweight in lower quality investment grade bonds and small allocation to high yield detracted from relative performance in the earlier part of the period when credit quality spreads widened in the corporate bond market due to the sovereign debt crisis in Europe and resulting flight to quality. In September, slower economic activity caused holdings of lower quality risk assets to decline.

•

During the first half of the period, the Fund’s neutral-to-slightly long average duration and yield-curve flattening bias contributed positively to performance as long-term interest rates declined over the quarter. Additionally, the Fund’s allocation outside the benchmark to US Treasury securities aided performance.

Describe recent portfolio activity.

•	The Fund’s overall positioning did not change significantly over the six-month period. The Fund’s exposure to US Treasury securities was reduced as we sold on strength.

Describe Fund positioning at period end.

•

At period end, the Fund was slightly underweight in investment grade corporate debt relative to the benchmark in favor of modest allocations to high yield and US Treasury and agency securities. The Fund’s average duration was modestly long versus the benchmark and we maintained the yield-curve-flattening bias.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments
Corporate Bonds	89%
Taxable Municipal Bonds	3
Preferred Securities	3
Foreign Agency Obligations	2
Foreign Government Obligations	2
U.S. Government Sponsored Agency Securities	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	5%
AA/Aa	15
A	39
BBB/Baa	40
Less than BBB/Baa	1

1	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

2	Includes US Government Sponsored Agency Securities and US Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

4	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Series C Portfolio

Total Return Based on a $10,000 Investment

1	The Fund is non-diversified and will primarily invest its assets in investment grade corporate fixed income securities and will primarily invest its assets in investment-grade fixed income securities, such as corporate bonds, notes and debentures, asset-backed securities, commercial and residential mortgage-backed securities, obligations of non-US governments and supra-national organizations which are chartered to promote economic development, collateralized mortgage obligations, US Treasury and agency securities, cash equivalent investments, when-issued and delayed delivery securities, derivatives; and repurchase agreements and reverse repurchase agreements.

2	An unmanaged index that includes publicly issued US corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

3	Commencement of operations.

Performance Summary for the Period Ended September 30, 2010

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	Since Inception[5]
Series C Portfolio	8.00%	11.83%	6.43%	5.91%
Barclays Capital US Credit Index.	8.07	11.67	6.48	5.85

4	See “About Fund Performance” on page 12 for a detailed description of performance related information.

5	The Fund commenced operations on October 1, 2004.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[8]
			Including Interest Expense	Excluding Interest Expense		Including Interest Expense		Excluding Interest Expense
	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[6]	Expenses Paid During the Period[7]	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[6]	Ending Account Value September 30, 2010	Expenses Paid During the Period[7]
Series C Portfolio	$1,000.00	$1,080.00	$0.05	$0.00	$1,000.00	$1,024.97	$0.05	$1,025.07	$0.00

6	For shares of the Fund, expenses are equal to the annualized expense ratio of 0.01%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

7	For shares of the Fund, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

8	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	5

Fund Summary as of September 30, 2010	Series M Portfolio

Portfolio Management Commentary

How did the Fund perform?

•

The Fund outperformed its benchmark, the Barclays Capital MBS Index, for the six-month period. Because shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients, comparisons of the Fund’s performance to its benchmark will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

The Fund’s exposure to US Treasuries drove performance as the market saw a flight to quality during the first half of the period and an interest rate rally across the yield curve in the second half. An underweight relative to the benchmark in agency mortgage-backed securities (“MBS”) contributed positively as the sector recently came under pressure due to uncertainty around prepayments and the supply-and-demand landscape. Exposure outside the benchmark to high quality commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) added to performance during the second half of the period as the Federal Reserve (“Fed”) maintained its accommodative policy and investors continued to reach for yield. The Fund’s long duration stance and yield curve-flattening bias proved beneficial as interest rates declined over the period. Interest rate financial futures contracts used to manage the Fund’s duration and convexity risk and to effectuate the Fund’s yield curve position had a positive impact on performance.

•	The Fund’s exposure to CMBS and ABS detracted from performance in the first half of the period when demand for risk assets weakened with the flight to quality.

Describe recent portfolio activity.

•

Early in the six-month period, we reduced exposure to US Treasuries following a rally in US government debt. We also reduced exposure to agency MBS following strong performance due to favorable supply-and-demand conditions. Near the end of the period, we slightly increased exposure to agency MBS as prices were depressed and relative value became attractive. We also slightly increased exposure to CMBS and purchased additional high quality student loan ABS. In addition, the Fund held cash reserved for future commitments; the cash balance did not have a significant impact on performance.

Describe Fund positioning at period end.

•

Among government-related sectors, the Fund was underweight relative to the benchmark in agency MBS at the end of the period. The sector faces uncertainty around its fundamental and technical backdrop as well as near-term headwinds as markets adjust to Fed policy. The Fund also holds an allocation to US Treasuries. In the non-government space, the Fund continues to hold an allocation outside the benchmark to automobile and student loan ABS and high quality CMBS, which we find attractive given the relatively wider spreads and favorable new issuance profile in those sectors. The Fund ended the period with duration longer than its benchmark and a yield curve-flattening bias.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments
Non-Agency Mortgage-Backed Securities	37%
U.S. Treasury Obligations	25
U.S. Government Sponsored Agency Securities	23
Asset-Backed Securities	15

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	95%
AA/Aa	5

1	Using the higher of S&P’s or Moody’s ratings.

2	Includes US Government Sponsored Agency Securities and US Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

6	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Series M Portfolio

Total Return Based on a $10,000 Investment

1	The Fund is non-diversified and will primarily invest its assets in investment grade commercial and residential mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, US Treasury and agency securities.

2	An index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac that meet the maturity and liquidity criteria.

3	Commencement of operations.

Performance Summary for the Period Ended September 30, 2010

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	Since Inception[5]
Series M Portfolio	9.16%	12.01%	5.54%	5.01%
Barclays Capital MBS Index	3.52	5.71	6.41	5.89

4	See “About Fund Performance” on page 12 for a detailed description of performance related information.

5	The Fund commenced operations on October 1, 2004.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[6]	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[6]	Annualized Expense Ratio
Series M Portfolio	$1,000.00	$1,091.60	$0.00	$1,000.00	$1,025.07	$0.00	0.00%

6	For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

7	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	7

Fund Summary as of September 30, 2010	Series N Portfolio

Portfolio Management Commentary

How did the Fund perform?

•

The Fund outperformed its benchmark, the S&P/Investortools Main Municipal Bond Index, for the six-month period. Because shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients, comparisons of the Fund’s performance to its benchmark will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

The Fund benefited from ongoing tightening in credit quality spreads during the period. The Fund maintained its long duration (greater sensitivity to interest rates) relative to the benchmark, which has proven beneficial given the general decline in long-term interest rates and corresponding rise in bond prices. In addition, the Fund pursued attractively priced issues in the primary market with a particular focus on lower rated deals in order to maintain the Fund’s relative yield advantage, which enhanced performance for the period.

•

Cash reserves, although minimal, detracted slightly from performance given the low yields on cash in comparison to longer term investments. Maintaining some degree of cash in reserve is advantageous because it enables the Fund to capitalize on attractive investment opportunities as they arise.

Describe recent portfolio activity.

•

Management efforts over the past six months were concentrated on balancing total return performance results between improving income accrual and a competitive degree of asset appreciation. For most of the period, the Fund was fully invested to maximize accrual, yet we were attentive to trading opportunities, especially as they related to the limited primary issuance.

Describe Fund positioning at period end.

•

The Fund’s overall positioning did not change significantly over the six-month period. We believe credit quality spreads remain attractive, particularly for longer dated bonds and, accordingly, we maintain a higher average duration relative to the Fund’s benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
County/City/Special District/School District	29%
Utilities	26
Health	20
Transportation	11
Housing	10
Education	3
Corporate	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AA/Aa	24%
A	30
BBB/Baa	26
Less than BBB/Baa	20

1	Using the higher of S&P’s or Moody’s ratings.

8	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Series N Portfolio

Total Return Based on a $10,000 Investment

1	The Fund is non-diversified and will primarily invest its assets in municipal bonds, the interest on which the management team believes is exempt from regular federal income tax.

2	The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.

3	Commencement of operations.

Performance Summary for the Period Ended September 30, 2010

	6 Month Total Returns	Average Annual Total Returns[4]
		1 Year	Since Inception[5]
Series N Portfolio	7.25%	9.65%	8.04%
S&P/Investortools Main Municipal Bond Index	5.56	5.85	6.67

4	See “About Fund Performance” on page 12 for a detailed description of performance related information.

5	The Fund commenced operations on April 1, 2008.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[8]
			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[6]	Expenses Paid During the Period[7]	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[6]	Ending Account Value September 30, 2010	Expenses Paid During the Period[7]
Series N Portfolio	$1,000.00	$1,072.50	$0.10	$0.00	$1,000.00	$1,024.97	$0.10	$1,025.07	$0.00

6	For shares of the Fund, expenses are equal to the annualized expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

7	For shares of the Fund, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

8	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	9

Fund Summary as of September 30, 2010	Series S Portfolio

Portfolio Management Commentary

How did the Fund perform?

•

The Fund outperformed its benchmark, the BofA Merrill Lynch 1-3 Year Treasury Index, for the six-month period. Because shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients, comparisons of the Fund’s performance to its benchmark will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

The continued accommodative monetary policy from the Fed and investors’ increased risk tolerance and reach for yield has resulted in robust demand for higher yielding assets. Accordingly, the Fund’s exposure to spread assets, particularly investment grade corporate bonds, short-dated asset-backed securities (“ABS”), and short-dated commercial mortgage-backed securities (“CMBS”), drove performance for the period. Interest rate derivatives, consisting of financial futures contracts, options and swaps, used to manage the Fund’s duration and convexity risk and to effectuate the Fund’s yield curve position, had a positive impact on performance.

•	Conversely, overall duration trading (management of interest rate risk) during the period, detracted from performance.

Describe recent portfolio activity.

•

During the six-month period, we maintained a diversified allocation across both government-owned/government-related debt and non-government spread sectors, with a general underweight relative to the benchmark in US Treasuries and an overweight allocation to spread sectors. Mid-period, we added exposure to riskier credit names in the United States among the financials and industrials sectors.

Describe Fund positioning at period end.

•

At period end, the Fund was overweight in spread assets including agency mortgage-backed securities, CMBS, ABS, and investment grade corporate bonds. The Fund also held US Treasury and US Agency securities, with a slightly shorter duration position than the benchmark. The Fund also held a cash balance for purposes of participating in attractive investment opportunities as they arise.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments
Corporate Bonds	47%
Non-Agency Mortgage-Backed Securities	20
Asset-Backed Securities	19
Foreign Agency Obligations	5
U.S. Government Sponsored Agency Securities	4
U.S. Treasury Obligations	3
Taxable Municipal Bonds	1
Foreign Government Obligations	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	46%
AA/Aa	10
A	20
BBB/Baa	21
Less than BBB/Baa	3

1	Using the higher of S&P’s or Moody’s ratings.

2	Includes US Government Sponsored Agency Securities and US Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

10	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Series S Portfolio

Total Return Based on a $10,000 Investment

1	The Fund is non-diversified and will primarily invest its assets in investment-grade fixed income securities, such as commercial and residential mortgage-backed securities, obligations of non-US governments and supra-national organizations, obligations of domestic and non-US corporations, asset-backed securities, US Treasury and agency securities, cash equivalent investments, repurchase and reverse repurchase agreements and dollar rolls.

2	An unmanaged index comprised of treasury securities with maturities from 1 to 2.99 years.

3	Commencement of operations.

Performance Summary for the Period Ended September 30, 2010

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	Since Inception[5]
Series S Portfolio	3.00%	6.09%	5.50%	4.91%
BofA Merrill Lynch 1-3 Year Treasury Index	1.78	2.53	4.35	3.78

4	See “About Fund Performance” on page 12 for a detailed description of performance related information.

5	The Fund commenced operations on October 1, 2004.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[8]
			Including Interest Expense	Excluding Interest Expense		Including Interest Expense		Excluding Interest Expense
	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[6]	Expenses Paid During the Period[7]	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[6]	Ending Account Value September 30, 2010	Expenses Paid During the Period[7]
Series S Portfolio	$1,000.00	$1,030.00	$0.10	$0.00	$1,000.00	$1,024.97	$0.10	$1,025.07	$0.00

6	For shares of the Fund, expenses are equal to the annualized expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

7	For shares of the Fund, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

8	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	11

About Fund Performance

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Fund. The Funds’ returns would have been lower if there were no such waivers and reimbursements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions and (b) operating expenses including administration fees and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on April 1, 2010 and held through September 30, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance their yields and net asset values (“NAVs”). However, these objectives cannot be achieved in all interest rate environments.

The Funds may utilize leverage by borrowing through a credit facility or through entering into reverse repurchase agreements and treasury roll transactions. The Series N Portfolio may also leverage its assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide Series N with economic benefits in periods of declining short-term interest rates, but expose Series N to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect Series N’s NAVs per share. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained through leverage) are invested in higher yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on the Funds’ performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in a Fund’s NAV and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including financial futures contracts, options and swaps, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, credit and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. A Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	13

Schedule of Investments September 30, 2010 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Aerospace & Defense — 1.2%
Lockheed Martin Corp.,
6.15%, 9/01/36	$345	$407,878
Northrop Grumman Systems Corp.,
7.88%, 3/01/26	1,000	1,347,847
United Technologies Corp.,
6.05%, 6/01/36	1,900	2,249,155

		4,004,880

Automobiles — 0.6%
Daimler Finance North America LLC,
5.75%, 9/08/11	2,000	2,088,310

Beverages — 1.6%
Anheuser-Busch InBev Worldwide, Inc.,
8.20%, 1/15/39(a)	770	1,102,629
Diageo Finance BV,
5.50%, 4/01/13	2,300	2,538,140
PepsiCo, Inc.,
7.90%, 11/01/18	1,250	1,665,344

		5,306,113

Capital Markets — 7.3%
Ameriprise Financial, Inc.,
5.30%, 3/15/20	325	359,076
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	3,525	3,831,294
6.25%, 9/01/17	1,500	1,681,190
6.15%, 4/01/18	525	582,336
7.50%, 2/15/19	2,230	2,653,154
5.38%, 3/15/20	1,685	1,776,010
6.00%, 6/15/20	475	522,446
Morgan Stanley:
5.63%, 1/09/12	5,175	5,449,761
6.25%, 8/28/17	885	967,648
7.30%, 5/13/19	1,625	1,869,044
5.63%, 9/23/19	400	416,460
5.50%, 1/26/20	1,625	1,670,258
Nomura Holdings, Inc.,
5.00%, 3/04/15	1,775	1,917,110
UBS AG,
5.88%, 12/20/17	665	752,437

		24,448,224

Chemicals — 0.3%
The Dow Chemical Co.:
8.55%, 5/15/19	450	568,211
9.40%, 5/15/39	350	495,419

		1,063,630

Commercial Banks — 8.3%
HSBC Bank USA, N.A.,
4.63%, 4/01/14	7,100	7,608,069
HSBC Holdings Plc,
6.80%, 6/01/38	680	788,692
ING Bank NV,
3.00%, 9/01/15(a)	1,625	1,622,985
Itau Unibanco Holding SA,
6.20%, 4/15/20(a)	1,315	1,369,958
JPMorgan Chase Bank, N.A.,
6.00%, 7/05/17	3,500	3,961,678
Lloyds TSB Bank Plc,
5.80%, 1/13/20(a)	1,325	1,388,043
The Northern Trust Corp.,
4.60%, 2/01/13	125	135,219
Royal Bank of Scotland Group Plc,
5.00%, 11/12/13	3,000	3,020,179
Standard Chartered Plc,
5.50%, 11/18/14(a)	2,200	2,428,890
Wells Fargo & Co.,
4.38%, 1/31/13	5,015	5,352,078

		27,675,791

Commercial Services & Supplies — 0.1%
Tyco International Finance SA,
8.50%, 1/15/19	300	397,627

Communications Equipment — 0.3%
Harris Corp.,
6.38%, 6/15/19	825	957,771

Computers & Peripherals — 0.1%
International Business Machines Corp.,
5.70%, 9/14/17	210	250,842

Consumer Finance — 0.5%
SLM Corp.,
5.40%, 10/25/11	1,780	1,798,405

Diversified Financial Services — 9.3%
AngloGold Ashanti Holdings Plc:
5.38%, 4/15/20	1,000	1,057,884
6.50%, 4/15/40	600	625,233
Bank of America Corp.:
6.50%, 8/01/16	4,760	5,352,144
5.75%, 12/01/17	2,080	2,223,840
Citigroup, Inc.:
5.50%, 10/15/14	4,050	4,394,530
4.75%, 5/19/15	785	825,893
5.30%, 1/07/16	1,000	1,065,659
CME Group Index Services LLC,
4.40%, 3/15/18(a)	1,700	1,806,092
Crown Castle Towers LLC,
6.11%, 1/15/20(a)	1,450	1,601,859
General Electric Capital Corp.:
2.80%, 1/08/13	2,200	2,265,674
6.75%, 3/15/32	1,075	1,195,120
6.15%, 8/07/37	1,225	1,282,870
Iberdrola Finance Ireland Ltd.,
3.80%, 9/11/14(a)	750	770,492
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	825	829,125
JPMorgan Chase & Co.,
6.00%, 1/15/18	3,125	3,568,684

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	ACA Financial Guaranty Corp.	GNMA	Ginnie Mae
	AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
	AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	LIBOR	London InterBank Offered Rate
	BHAC	Berkshire Hathaway Assurance Corp.	RB	Revenue Bonds
	FHLMC	Freddie Mac	S/F	Single Family
	FNMA	Fannie Mae	USD	US Dollar

See Notes to Financial Statements.

14	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Diversified Financial Services (concluded)
Merrill Lynch & Co., Inc.:
6.05%, 5/16/16	$1,350	$1,436,928
7.75%, 5/14/38	500	579,930

		30,881,957

Diversified Telecommunication Services — 4.0%
American Tower Corp.,
4.63%, 4/01/15	2,500	2,666,172
AT&T Inc.,
6.50%, 9/01/37	890	1,029,688
Qwest Corp.,
8.38%, 5/01/16	2,000	2,365,000
Telecom Italia Capital SA,
5.25%, 11/15/13	1,360	1,461,180
Telefonica Emisiones SAU,
7.05%, 6/20/36	1,075	1,287,203
Verizon Communications, Inc.:
6.10%, 4/15/18	2,075	2,467,526
6.25%, 4/01/37	1,625	1,836,347
Verizon Maryland, Inc.,
6.13%, 3/01/12	305	325,808

		13,438,924

Electric Utilities — 6.2%
Carolina Power & Light Co.,
6.30%, 4/01/38	750	922,332
The Cleveland Electric Illuminating Co.,
5.65%, 12/15/13	450	491,244
Duke Energy Carolinas LLC,
5.25%, 1/15/18	450	523,177
Duke Energy Corp.,
3.35%, 4/01/15	1,700	1,793,789
Florida Power & Light Co.,
5.95%, 2/01/38	1,075	1,264,188
Jersey Central Power & Light Co.,
5.65%, 6/01/17	1,710	1,924,677
Kiowa Power Partners LLC,
4.81%, 12/30/13(a)	11	11,120
MidAmerican Energy Holdings Co.:
5.30%, 3/15/18	2,170	2,498,080
5.75%, 4/01/18	1,475	1,716,555
Northern States Power Co.,
6.20%, 7/01/37	725	884,688
Ohio Edison Co.,
6.40%, 7/15/16	190	221,209
PacifiCorp,
6.00%, 1/15/39	450	530,073
Progress Energy, Inc.,
4.88%, 12/01/19	2,200	2,422,985
Southern California Edison Co.,
5.35%, 7/15/35	825	904,481
Virginia Electric & Power Co.:
5.40%, 1/15/16	3,000	3,515,445
6.00%, 1/15/36	900	1,058,851

		20,682,894

Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.:
4.45%, 9/14/12	850	894,718
5.00%, 7/15/20	875	928,449

		1,823,167

Energy Equipment & Services — 0.9%
Baker Hughes, Inc.,
5.13%, 9/15/40	225	234,335
Halliburton Co.,
7.45%, 9/15/39	800	1,085,819
Transocean, Inc.,
6.00%, 3/15/18	1,575	1,675,170

		2,995,324

Food & Staples Retailing — 1.7%
CVS Caremark Corp.,
5.75%, 6/01/17	1,700	1,950,895
Tesco Plc,
5.50%, 11/15/17(a)	1,340	1,537,612
Wal-Mart Stores, Inc.:
2.88%, 4/01/15	1,430	1,513,462
5.25%, 9/01/35	675	722,800

		5,724,769

Food Products — 1.8%
Kraft Foods, Inc.:
6.50%, 8/11/17	2,075	2,485,981
5.38%, 2/10/20	2,075	2,317,877
6.50%, 11/01/31	375	431,166
6.88%, 2/01/38	625	757,892

		5,992,916

Gas Utilities — 0.3%
Atmos Energy Corp.,
8.50%, 3/15/19	800	1,039,959

Health Care Equipment & Supplies — 2.2%
CareFusion Corp.,
6.38%, 8/01/19	2,250	2,676,976
Covidien International Finance SA,
6.00%, 10/15/17	2,300	2,734,743
Hospira, Inc.,
6.05%, 3/30/17	1,660	1,906,404

		7,318,123

Health Care Providers & Services — 0.1%
WellPoint, Inc.,
6.38%, 6/15/37	375	418,340

Independent Power Producers & Energy Traders — 0.3%
Constellation Energy Group, Inc.,
7.60%, 4/01/32	900	1,105,446

Industrial Conglomerates — 0.7%
Holcim US Finance S.a.r.l. & Cie S.C.S.,
6.00%, 12/30/19(a)	1,175	1,282,122
Hutchison Whampoa International Ltd.,
4.63%, 9/11/15(a)	1,000	1,068,916

		2,351,038

Insurance — 6.1%
Hartford Life Global Funding Trusts:
5.20%, 2/15/11	575	582,992
0.63%, 1/17/12(b)	1,350	1,334,304
Lincoln National Corp.,
6.15%, 4/07/36	900	927,066
Massachusetts Mutual Life Insurance Co.,
8.88%, 6/01/39(a)	1,200	1,639,873
MetLife, Inc.,
5.38%, 12/15/12	4,400	4,730,990
Metropolitan Life Global Funding I,
5.13%, 4/10/13(a)(c)	2,550	2,775,407
Pacific Life Insurance Co.,
9.25%, 6/15/39(a)	1,230	1,554,269
Pricoa Global Funding I,
5.40%, 10/18/12(a)	2,125	2,279,774
Prudential Financial, Inc.:
5.70%, 12/14/36	1,375	1,399,353
6.63%, 12/01/37	875	986,044
8.88%, 6/15/38(b)	850	947,750
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(a)	1,050	1,292,108

		20,449,930

Machinery — 0.8%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	2,395	2,684,752
Siemens Financieringsmat,
5.50%, 2/16/12(a)	100	105,989

		2,790,741

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	15

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Media — 10.5%
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13	$3,000	$3,483,876
Comcast Corp.:
6.50%, 11/15/35	1,375	1,537,063
6.55%, 7/01/39	1,725	1,952,750
Cox Communications, Inc.:
7.13%, 10/01/12	2,250	2,490,959
4.63%, 6/01/13	5,000	5,393,335
8.38%, 3/01/39(a)	625	839,014
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6.00%, 8/15/40	925	955,316
Discovery Communications LLC,
6.35%, 6/01/40	205	229,026
Grupo Televisa SA,
6.63%, 1/15/40	900	1,023,826
NBC Universal, Inc.:
4.38%, 4/01/21(a)	2,050	2,074,977
5.95%, 4/01/41(a)	900	925,750
News America, Inc.:
7.28%, 6/30/28	1,075	1,244,108
6.40%, 12/15/35	1,500	1,663,457
6.90%, 8/15/39	275	324,071
TCM Sub LLC,
3.55%, 1/15/15(a)	1,750	1,825,726
Thomson Reuters Corp.,
5.95%, 7/15/13	2,300	2,582,203
Time Warner Cable, Inc.:
5.85%, 5/01/17	2,000	2,280,428
8.25%, 4/01/19	1,120	1,446,006
5.00%, 2/01/20	850	910,291
Time Warner, Inc.,
4.88%, 3/15/20	1,750	1,898,514
Turner Broadcasting System, Inc.,
8.38%, 7/01/13	25	29,053

		35,109,749

Metals & Mining — 2.0%
Anglo American Capital Plc,
9.38%, 4/08/19(a)	635	856,280
Cliffs Natural Resources, Inc.,
4.80%, 10/01/20	1,200	1,218,042
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17	800	893,000
Newmont Mining Corp.,
6.25%, 10/01/39	675	773,826
Southern Copper Corp.,
6.75%, 4/16/40	1,500	1,637,718
Teck Resources Ltd.,
10.25%, 5/15/16	850	1,032,750
Xstrata Canada Corp.,
6.00%, 10/15/15	75	83,512

		6,495,128

Multiline Retail — 0.2%
JC Penney Corp., Inc.,
5.75%, 2/15/18	550	566,500
Kohl’s Corp.,
6.88%, 12/15/37	35	43,420

		609,920

Multi-Utilities — 0.7%
CenterPoint Energy, Inc.,
6.50%, 5/01/18	850	986,593
Sempra Energy,
6.50%, 6/01/16	975	1,166,549

		2,153,142

Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp.:
5.95%, 9/15/16	1,705	1,861,739
6.45%, 9/15/36	375	375,451
BP Capital Markets Plc,
3.13%, 10/01/15	2,875	2,890,102
Canadian Natural Resources Ltd.:
5.70%, 5/15/17	1,645	1,892,786
5.90%, 2/01/18	1,125	1,311,678
Cenovus Energy, Inc.,
6.75%, 11/15/39	355	428,616
CenterPoint Energy Resources Corp.,
7.88%, 4/01/13	325	374,238
ConocoPhillips,
6.00%, 1/15/20	1,275	1,568,760
DCP Midstream LLC,
5.35%, 3/15/20(a)	750	811,365
Enterprise Products Operating LLC:
3.70%, 6/01/15	500	524,852
5.25%, 1/31/20	900	974,369
6.45%, 9/01/40	800	889,323
Kinder Morgan Energy Partners LP,
7.30%, 8/15/33	1,400	1,624,662
Shell International Finance BV:
3.10%, 6/28/15	950	1,000,135
6.38%, 12/15/38	800	1,014,312
Valero Energy Corp.,
6.63%, 6/15/37	850	853,607
Williams Partners LP:
5.25%, 3/15/20	800	869,660
6.30%, 4/15/40	225	248,032

		19,513,687

Paper & Forest Products — 1.2%
Celulosa Arauco y Constitucion SA,
7.25%, 7/29/19	900	1,067,092
International Paper Co.:
7.95%, 6/15/18	1,150	1,394,661
7.50%, 8/15/21	720	861,346
Weyerhaeuser Co.,
7.13%, 7/15/23	750	736,916

		4,060,015

Pharmaceuticals — 3.5%
Merck & Co, Inc.,
6.55%, 9/15/37	625	807,728
Roche Holding, Inc.,
6.00%, 3/01/19(a)	1,200	1,453,757
Teva Pharmaceutical Finance Co. LLC:
5.55%, 2/01/16	2,400	2,795,479
6.15%, 2/01/36	1,000	1,201,869
Watson Pharmaceuticals, Inc.,
5.00%, 8/15/14	1,025	1,116,689
Wyeth:
5.50%, 2/15/16	1,110	1,298,647
5.45%, 4/01/17	1,500	1,747,350
5.95%, 4/01/37	1,175	1,386,233

		11,807,752

Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.,
6.13%, 11/01/12	53	57,839
ProLogis,
7.38%, 10/30/19	625	630,735
WEA Finance LLC/WT Finance Australia Pty Ltd.,
5.75%, 9/02/15(a)	1,075	1,200,275

		1,888,849

Road & Rail — 0.9%
Burlington Northern Santa Fe LLC:
5.65%, 5/01/17	425	490,360
5.75%, 5/01/40	500	551,788
Canadian National Railway Co.,
6.25%, 8/01/34	1,100	1,335,894

See Notes to Financial Statements.

16	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Road & Rail (concluded)
Canadian Pacific Railway Co.,
7.25%, 5/15/19	$500	$618,722

		2,996,764

Semiconductors & Semiconductor Equipment — 0.6%
National Semiconductor Corp.,
3.95%, 4/15/15	1,925	2,019,348

Software — 1.2%
Oracle Corp.:
5.25%, 1/15/16	2,100	2,442,531
5.38%, 7/15/40(a)	1,575	1,694,035

		4,136,566

Specialty Retail — 0.2%
The Home Depot, Inc.,
5.88%, 12/16/36	600	639,653

Tobacco — 1.0%
Altria Group, Inc.,
9.25%, 8/06/19	1,320	1,769,409
Philip Morris International, Inc.,
5.65%, 5/16/18	1,385	1,621,566

		3,390,975

Wireless Telecommunication Services — 3.3%
Alltel Corp.,
7.88%, 7/01/32	470	625,939
America Movil SAB de CV:
5.50%, 3/01/14	1,250	1,380,405
5.00%, 3/30/20	625	674,086
Cellco Partnership/Verizon Wireless Capital LLC,
8.50%, 11/15/18	305	415,297
Rogers Communications, Inc.:
7.50%, 3/15/15	2,125	2,597,625
6.80%, 8/15/18	1,525	1,883,874
Vodafone Group Plc:
5.75%, 3/15/16	2,000	2,289,788
6.15%, 2/27/37	1,025	1,200,347

		11,067,361

Total Corporate Bonds — 87.1%		290,894,030

Foreign Agency Obligations
CDP Financial, Inc.,
4.40%, 11/25/19(a)	1,700	1,810,915
EDF SA,
6.50%, 1/26/19(a)	1,210	1,477,774
Nakilat, Inc.,
6.07%, 12/31/33(a)	25	27,500
Petrobras International Finance Co.:
5.88%, 3/01/18	2,350	2,611,306
7.88%, 3/15/19	450	561,196
6.88%, 1/20/40	845	967,307

Total Foreign Agency Obligations — 2.2%		7,455,998

Foreign Government Obligations
Mexico — 1.0%
United Mexican States:
5.88%, 2/17/14	1,775	2,005,750
5.95%, 3/19/19	1,100	1,290,850

		3,296,600

Poland — 0.2%
Poland Government International Bond,
6.38%, 7/15/19	450	530,176

United Arab Emirates — 0.6%
Emirate of Abu Dhabi Notes,
6.75%, 4/08/19(a)	1,750	2,124,157

Total Foreign Government Obligations — 1.8%		5,950,933

Preferred Securities
Capital Trusts
Commercial Banks — 0.3%
Rabobank Capital Funding II,
5.26%(a)(b)(d)	75	73,310
State Street Capital Trust IV,
1.29%, 6/15/37(b)	1,075	775,298
Wachovia Capital Trust III,
5.80%(b)(d)	225	197,437

		1,046,045

Diversified Financial Services — 2.0%
Capital One Capital V,
10.25%, 8/15/39	1,670	1,807,775
Credit Suisse Guernsey,
5.86%(b)(d)	2,000	1,901,250
JPMorgan Chase Capital XXII,
6.45%, 2/02/37	200	200,277
JPMorgan Chase Capital XXIII,
1.38%, 5/15/47(b)	500	359,927
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	1,225	1,257,676
Lehman Brothers Holdings Capital Trust VII,
5.86%(b)(d)(e)(f)	4,070	407
USB Capital XIII Trust,
6.63%, 12/15/39	950	971,612

		6,498,924

Insurance — 0.6%
Lincoln National Corp.,
7.00%, 5/17/66(b)	875	822,500
New York Life Insurance Co.,
6.75%, 11/15/39(a)	925	1,141,009

		1,963,509

Total Preferred Securities — 2.9%		9,508,478

Taxable Municipal Bonds
Chicago O’Hare International Airport RB,
6.40%, 1/01/40	1,000	1,067,010
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39	2,325	2,924,292
Municipal Electric Authority of Georgia RB,
6.64%, 4/01/57	1,200	1,287,744
State of California GO:
7.55%, 4/01/39	1,920	2,095,123
7.35%, 11/01/39	475	506,621

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	17

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Taxable Municipal Bonds
State of Illinois GO:
4.42%, 1/01/15	$1,100	$1,154,296
5.10%, 6/01/33	725	610,936

Total Taxable Municipal Bonds — 2.9%		9,646,022

U.S. Government Sponsored Agency Securities Agency Obligations — 0.5%
Fannie Mae, 4.65%, 10/09/19(g)	2,250	1,485,380

U.S. Treasury Obligations — 0.3%
U.S. Treasury Bonds, 4.38%, 5/15/40	1,000	1,123,130

Total Long-Term Investments (Cost — $298,930,126) — 97.7%		326,063,971

	Shares
Short-Term Securities
Dreyfus Treasury Prime, 0.00%(h)	11,628,758	11,628,758

Total Short-Term Securities (Cost — $11,628,758) — 3.5%		11,628,758

Total Investments (Cost — $310,558,884*) — 101.2%		337,692,729
Liabilities in Excess of Other Assets — (1.2)%		(3,841,441)

Net Assets — 100.0%		$333,851,288

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$310,558,884

Gross unrealized appreciation.	$31,730,351
Gross unrealized depreciation.	(4,596,506)

Net unrealized appreciation	$27,133,845

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of September 30, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank Plc	0.40%	9/02/10	Open	$2,673,832	$2,673,000

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
292	U.S. Treasury Notes (2 Year)	Chicago Mercantile	December 2010	$64,089,438	$93,260
75	U.S. Treasury Notes (5 Year)	Chicago Mercantile	December 2010	$9,065,039	49,412
234	U.S. Treasury Bonds (20 Year)	Chicago Mercantile	December 2010	$31,290,188	352,767

Total					$495,439

•	Financial futures contracts sold as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
75	U.S. Treasury Notes (10 Year)	Chicago Mercantile	December 2010	$9,453,516	$(70,081)
106	Ultra Treasury Bonds	Chicago Mercantile	December 2010	$14,975,813	(124,191)

Total					$(194,272)

•	Interest rate swaps outstanding as of September 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
		Credit Suisse
0.68%(a)	3-month LIBOR	International	September 2012	USD 39,500	$(73,363)
0.60%(a)	3-month LIBOR	Citibank, N.A.	October 2012	USD 19,900	(158)
2.33%(b)	3-month LIBOR	UBS AG	June 2015	USD 10,200	496,538
2.07%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2015	USD 8,700	(286,742)
2.15%(a)	3-month LIBOR	Citibank, N.A.	July 2015	USD 7,100	(257,122)
3.87%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2020	USD 11,300	(1,532,682)
3.74%(b)	3-month LIBOR	Citibank, N.A.	April 2020	USD 11,200	1,374,762
2.69%(a)	3-Month LIBOR	Deutsche Bank AG	September 2020	USD 4,100	(49,217)
3.48%(a)	3-Month LIBOR	UBS AG	September 2040	USD 2,000	(60,372)
3.31%(a)	3-month LIBOR	Citibank, N.A.	October 2040	USD 1,800	9,453

Total					$(378,903)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

See Notes to Financial Statements.

18	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	Series C Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$326,063,971	—	$326,063,971
Short-Term Securities	$11,628,758	—	—	11,628,758

Total	$11,628,758	$326,063,971	—	$337,692,729

1	See above Schedule of Investments for values in each security type.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$495,439	$1,880,753	—	$2,376,192
Liabilities:
Interest rate contracts	(194,272)	(2,259,656)	—	(2,453,928)

Total	$301,167	$(378,903)	—	$(77,736)

2	Derivative financial instruments are financial futures contracts and swaps which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	19

Schedule of Investments September 30, 2010 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust:
Series 2009-A, Class A2, 1.32%, 3/15/12(a)	$616	$617,639
Series 2009-B, Class A2, 1.21%, 6/15/12(a)	1,753	1,757,807
AmeriCredit Automobile Receivables Trust,
Series 2009-1, Class A3, 3.04%, 10/15/13	1,200	1,228,708
Bank of America Auto Trust:
Series 2009-2A, Class A2, 1.16%, 2/15/12(a)	736	736,117
Series 2010-1A, Class A2, 0.75%, 6/15/12(a)	4,825	4,829,222
Series 2009-2A, Class A3, 2.13%, 9/15/13(a)	2,185	2,212,025
Capital One Auto Finance Trust,
Series 2006-B, Class A4, 0.27%, 7/15/13(b)	2,262	2,248,837
CarMax Auto Owner Trust,
Series 2009-1, Class A3, 4.12%, 3/15/13	2,680	2,742,464
Ford Credit Auto Owner Trust:
Series 2009-D, Class A2, 1.21%, 1/15/12	460	460,671
Series 2007-B, Class A4A, 5.24%, 7/15/12	1,740	1,790,990
Series 2009-A, Class A3A, 3.96%, 5/15/13	2,519	2,570,275
Series 2009-D, Class A3, 2.17%, 10/15/13	1,000	1,014,478
Series 2009-A, Class A4, 6.07%, 5/15/14	2,720	2,971,569
Harley-Davidson Motorcycle Trust:
Series 2009-4, Class A2, 1.16%, 10/15/12	796	797,673
Series 2009-3, Class A4, 2.54%, 4/17/17	1,000	1,025,347
SLM Student Loan Trust:
Series 2008-5, Class A2, 1.60%, 10/25/16(b)	775	787,483
Series 2008-4, Class A4, 2.15%, 1/24/17(b)	7,350	7,686,674
Series 2008-5, Class A3, 1.62%, 1/25/18(b)	10,000	10,303,787
USAA Auto Owner Trust,
Series 2006-4, Class A4, 4.98%, 10/15/12	1,596	1,599,475
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Class A2, 0.66%, 5/21/12	2,400	2,401,656
World Omni Auto Receivables Trust:
Series 2006-B, Class A4, 5.12%, 6/15/12	146	146,316
Series 2007-BA, Class B, 5.98%, 4/15/15(a)	3,635	3,808,571

Total Asset-Backed Securities — 15.9%		53,737,784

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 39.4%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class A2, 6.50%, 4/15/11	3,768	3,813,058
Series 2001-PB1, Class A2, 5.79%, 8/11/11	4,034	4,133,906
Bear Stearns Commercial Mortgage Securities:
Series 2004-T16, Class A6, 4.75%, 10/13/14	7,355	7,834,836
Series 2001-TOP2, Class A2, 6.48%, 2/15/35	920	932,734
Series 2005-PW10, Class A4, 5.41%, 12/11/40	1,000	1,086,218
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%, 10/15/48	500	544,192
Series 2008-C7, Class A2A, 6.03%, 12/10/49	4,778	4,905,808
Commercial Mortgage Asset Trust:
Series 1999-C1, Class A3, 6.64%, 1/17/32	25	25,414
Series 2006-C8, Class A3, 5.31%, 12/10/46	5,000	5,232,847
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4, 6.51%, 1/15/11	348	348,302
Series 2002-CKN2, Class A2, 5.94%, 9/15/11	992	995,399
Credit Suisse Mortgage Capital Certificates:
Series 2006-C1, Class A3, 5.71%, 2/15/39(b)	4,820	5,162,080
Series 2006-C4, Class A3, 5.47%, 9/15/39	5,770	6,072,343
First Union National Bank Commercial Mortgage,
Series 2001-C3, Class A3, 6.42%, 6/15/11	241	246,903
GE Capital Commercial Mortgage Corp.:
Series 2001-2, Class A4, 6.29%, 8/11/33	2,965	3,043,267
Series 2004-C2, Class A4, 4.89%, 3/10/40	1,040	1,118,995
Series 2005-C1, Class A2, 4.35%, 6/10/48	2,834	2,870,748
GMAC Commercial Mortgage Securities, Inc.:
Series 2000-C3, Class A2, 6.96%, 11/15/10	73	72,481
Series 2002-C3, Class B, 5.10%, 7/10/39(b)	1,000	1,053,040
Series 2003-C2, Class A2, 5.66%, 5/10/40(b)	3,465	3,803,455
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1, Class B, 5.10%, 11/11/12(b)	1,000	1,046,679
Series 2007-GG9, Class A4, 5.44%, 1/10/17	3,000	3,162,317
Series 2003-C1, Class A3, 3.86%, 7/05/35	250	258,267
Series 2005-GG3, Class A2, 4.31%, 8/10/42	2,576	2,623,866
Series 2005-GG3, Class A3, 4.57%, 8/10/42	1,335	1,373,651
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4, 6.00%, 8/10/45(b)	11,705	12,232,242

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	20

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB2, Class A3, 6.43%, 6/15/11	$5,083	$5,199,633
Series 2001-C1, Class A3, 5.86%, 10/12/11	3,184	3,291,961
Series 2001-CIB3, Class A3, 6.47%, 12/15/11	3,454	3,592,547
Series 2001-CIBC, Class A3, 6.26%, 3/15/33	617	619,588
Series 2005-CB12, Class A4, 4.90%, 9/12/37	280	303,441
Series 2006-LDP7, Class A4, 6.06%, 4/15/45(b)	2,105	2,333,596
Series 2006-LDP9, Class A25, 5.30%, 5/15/47	4,820	4,956,486
LB-UBS Commercial Mortgage Trust:
Series 2001-WM, Class A1, 6.16%, 7/14/11(a)	228	230,823
Series 2003-C7, Class A2, 4.06%, 9/15/27	174	173,711
Series 2004-C4, Class A4, 5.44%, 6/15/29(b)	220	238,274
Series 2005-C5, Class A2, 4.89%, 9/15/30	1,681	1,742,706
Series 2006-C3, Class A4, 5.66%, 3/15/39(b)	355	384,297
Series 2007-C2, Class A2, 5.30%, 2/15/40	9,351	9,714,979
Series 2007-C7, Class A2, 5.59%, 9/15/45	5,000	5,230,039
Morgan Stanley Capital I, Series 2007-IQ15, Class A2, 6.04%, 8/11/12(b)	4,100	4,327,504
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2000-C3, Class A2, 6.59%, 11/18/10	635	634,191
Series 2001-C1, Class A3, 6.43%, 3/18/11	3,455	3,503,641
Series 2001-C2, Class A3, 6.50%, 10/13/11	5,202	5,388,374
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class A1, 5.64%, 8/15/39(b)	2,115	2,169,193
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A2, 5.50%, 10/15/48	5,400	5,535,325

Total Non-Agency Mortgage-Backed Securities — 39.4%		133,563,357

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.1%
Freddie Mac:
Series 3128, Class BA, 5.00%, 1/15/24	39	39,547
Series 3200, Class GA, 5.50%, 10/15/27	1,023	1,027,809
Series 2864, Class NA, 5.50%, 1/15/31	973	1,030,425
Series 2511, Class IG, 5.37%, 5/01/36(b)	1,632	1,710,183

		3,807,964

Federal Deposit Insurance Corporation Guaranteed — 3.2%
Citibank, N.A.,
1.38%, 8/10/11	5,325	5,374,805
Citigroup Funding, Inc.,
2.25%, 12/10/12	5,320	5,503,109

		10,877,914

Mortgage-Backed Securities — 20.6%
Fannie Mae Mortgage-Backed Securities,
3.00%, 9/16/14	7,030	7,515,977
Freddie Mac Mortgage-Backed Securities,
3.00%, 7/28/14	7,045	7,534,860
Ginnie Mae Mortgage-Backed Securities,
5.50%, 10/01/40(c)	50,725	54,513,523

		69,564,360

Total U.S. Government Sponsored Agency Securities — 24.9%		84,250,238

U.S. Treasury Obligations
U.S. Treasury Bonds:
3.50%, 2/15/39(d)	10,000	9,675,000
4.25%, 5/15/39(d)	10,000	10,993,750
4.38%, 11/15/39	12,000	13,462,500
U.S. Treasury Inflation Indexed Bonds,
1.75%, 1/15/28(d)	2,409	2,553,439
U.S. Treasury Notes:
1.25%, 8/31/15	47,000	46,985,336
3.63%, 2/15/20	5,900	6,471,102

Total U.S. Treasury Obligations — 26.6%		90,141,127

Total Long-Term Investments (Cost — $347,505,282) — 106.8%		361,692,506

	Shares
Short-Term Securities
Dreyfus Treasury Prime, 0.00%(e)	32,232,539	32,232,539

Total Short-Term Securities (Cost — $32,232,539) — 9.5%		32,232,539

Total Investments (Cost — $379,737,821*) — 116.3%		393,925,045
Liabilities in Excess of Other Assets — (16.3)%		(55,263,914)

Net Assets — 100.0%		$338,661,131

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$379,737,821

Gross unrealized appreciation	$14,364,481
Gross unrealized depreciation	(177,257)

Net unrealized appreciation	$14,187,224

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	21

Schedule of Investments (concluded)	Series M Portfolio

(c)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Bank Plc	$54,513,523	$855,984

(d)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
256	U.S. Treasury Notes (2 Year)	Chicago Mercantile	December 2010	$56,188,000	$96,423
252	U.S. Treasury Notes (5 Year)	Chicago Mercantile	December 2010	$30,458,532	16,445
114	U.S. Treasury Notes (10 Year)	Chicago Mercantile	December 2010	$14,369,344	16,219
279	U.S. Treasury Bonds (20 Year)	Chicago Mercantile	December 2010	$37,307,531	154,079
36	Ultra Treasury Bonds	Chicago Mercantile	December 2010	$5,086,125	(17,253)

Total					$265,913

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$49,929,213	$3,808,571	$53,737,784
Non-Agency Mortgage-Backed Securities	—	133,563,357	—	133,563,357
U.S. Government Sponsored Agency Securities	—	84,250,238	—	84,250,238
U.S. Treasury Obligations	—	90,141,127	—	90,141,127
Short-Term Securities	$32,232,539	—	—	32,232,539

Total	$32,232,539	$357,883,935	$3,808,571	$393,925,045

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$283,166	—	—	$283,166
Liabilities:
Interest rate contracts	(17,253)	—	—	(17,253)

Total	$265,913	—	—	$265,913

1	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of level 3 investments for which significant unobservable inputs were used to determine fair value:

Asset-Backed Securities
Assets:
Balance, as of March 31, 2010	$3,844,994
Accrued discounts/premiums	(44,139)
Net change in unrealized appreciation (depreciation)[2]	7,716
Transfers in3	—
Transfers out[3]	—

Balance, as of September 30, 2010	$3,808,571

2	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at September 30, 2010 was $7,716.

3	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	22

Schedule of Investments September 30, 2010 (Unaudited)	Series N Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Arizona — 2.4%
Pima County IDA, RB, Tucson Electric Power, Series A,
6.38%, 9/01/29	$250	$255,332
California — 10.4%
California Statewide Communities Development Authority, RB, Senior Living Southern California,
6.63%, 11/15/24	110	120,596
City of Chula Vista California, RB, San Diego Gas, Series A, Remarketed,
5.88%, 2/15/34	125	140,946
State of California, GO, Various Purpose,
6.50%, 4/01/33	485	570,137
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A,
5.88%, 1/01/29	250	283,030

		1,114,709

District of Columbia — 2.9%
Metropolitan Washington Airports Authority, RB, Capital Appreciation, 2nd Senior Lien, Series B, (AGC),
5.69%, 10/01/31(a)	1,000	307,780

Florida — 15.5%
Florida Housing Finance Corp., RB: Homeowner Mortgage, Series 1, (GNMA, FNMA, FHLMC), AMT,
6.00%, 7/01/39	385	398,872
Willow Lake Apartments, Series J-1, (AMBAC), AMT,
5.35%, 7/01/27	100	96,664
Hillsborough County Aviation Authority, Florida, RB, Series A, (AGC), AMT,
5.50%, 10/01/38	500	521,345
Hillsborough County IDA, RB, National Gypsum, Series B, AMT,
7.13%, 4/01/30	250	241,090
Jacksonville Port Authority, RB, (AGC), AMT,
6.00%, 11/01/38	400	411,560

		1,669,531

Georgia — 2.1%
Thomasville Hospital Authority, RB, Anticipation Certificates, John D. Archbold,
5.38%, 11/01/40	225	228,580

Illinois — 8.4%
Illinois Finance Authority, RB: Children’s Memorial Hospital, Series A, (AGC),
5.25%, 8/15/33	250	262,813
Edward Hospital, Series A, Remarketed, (AMBAC),
6.25%, 2/01/33	400	431,888
Friendship Village of Schaumbu,
7.13%, 2/15/39	210	214,433

		909,134

Indiana — 2.0%
Indiana Finance Authority, Refunding, RB, Improvement, U.S. Steel Corp.,
6.00%, 12/01/26	200	211,446

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health Systems, Series A,
6.38%, 6/01/40	125	133,299

Louisiana — 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects,
6.75%, 11/01/32	250	263,283

Maryland — 1.9%
Maryland Economic Development Corp., Refunding, RB, CNX Marine Terminals, Inc.,
5.75%, 9/01/25	200	205,590

Michigan — 11.4%
Advanced Technology Academy, RB,
6.00%, 11/01/37	200	194,514
City of Detroit Michigan, RB, Senior Lien, Series B, Remarketed, (BHAC),
5.50%, 7/01/35	500	530,030
County of Wayne Michigan, GO, Building Improvement, Series A,
6.75%, 11/01/39	100	108,150
Michigan State Hospital Finance Authority, Refunding, RB, Henry Ford Health,
5.75%, 11/15/39	375	390,086

		1,222,780

New Jersey — 4.8%
New Jersey Health Care Facilities Financing Authority, RB, St. Joseph’s Healthcare System,
6.63%, 7/01/38	185	194,990
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT,
5.38%, 4/01/30	175	181,979
Tobacco Settlement Financing Corp. New Jersey, Refunding, RB, Series 1A,
5.00%, 6/01/41	200	137,976

		514,945

New York — 7.9%
Chautauqua County Industrial Development Agency, RB, Dunkirk Power Project, (NRG Energy, Inc.),
5.88%, 4/01/42	200	207,174
Long Island Power Authority, RB, Series A,
6.25%, 4/01/33	250	294,745
Metropolitan Transportation Authority, RB, Series 2008C,
6.50%, 11/15/28	200	239,288
New York Liberty Development Corp., Refunding, 2nd Priority, RB, Bank of America,
6.38%, 7/15/49	100	107,342

		848,549

North Carolina — 2.9%
North Carolina Medical Care Commission, North Carolina, RB, First Mortgage, Deerfield, Series A,
6.00%, 11/01/33	200	203,314
North Carolina Municipal Power Agency No. 1 Catawba, North Carolina, RB, Series A,
5.00%, 1/01/30	100	106,241

		309,555

Pennsylvania — 3.0%
Allegheny County Hospital Development Authority, RB, West Penn, Series A,
5.00%, 11/15/28	180	141,163
Pennsylvania Economic Development Financing Authority, RB, Reliant Energy, Series B, AMT,
6.75%, 12/01/36(b)	180	186,496

		327,659

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	23

Schedule of Investments (concluded)	Series N Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas — 12.5%
Bexar County Health Facilities Development Corp., RB, Army Retirement Residence Project,
6.20%, 7/01/45	$140	$145,061
Brazos River Authority, Refunding, RB, TXU Electric Co. Project, Series C, AMT,
5.75%, 5/01/36	195	185,738
Central Texas Regional Mobility Authority, RB, Senior Lien,
5.75%, 1/01/25	155	165,170
Matagorda County Navigation District No. 1, Texas, Refunding, RB, Central Power & Light Co. Project, Series A, Remarketed,
6.30%, 11/01/29	125	138,865
North Texas Tollway Authority, Refunding, RB, Toll 2nd Tier, Series F,
6.13%, 1/01/31	90	97,422
Texas Private Activity Bonds Surface Transportation Corp., RB: Senior Lien, NTE Mobility,
6.88%, 12/31/39	200	220,316
Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	200	218,436
Texas State Public Finance Authority Education, RB, KIPP, Inc., Series A, (ACA),
5.00%, 2/15/28	175	170,236

		1,341,244

Guam — 1.5%
Territory of Guam, GO, Series A,
7.00%, 11/15/39	150	167,065

Puerto Rico — 2.0%
Commonwealth of Puerto Rico, Refunding, RB, Public Improvement, Series C,
6.00%, 7/01/39	200	216,376

Total Municipal Bonds — 95.2%		10,246,857

Municipal Bonds Transferred to Tender Option Bond Trusts(c)
California — 4.2%
Bay Area Toll Authority, RB, San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	400	448,296

Total Long-Term Investments (Cost — $9,915,292) — 99.4%		10,695,153

	Shares
Short-Term Securities
Dreyfus Tax Exempt Cash Management, 0.12%(d)	127,317	127,317

Total Short-Term Securities (Cost — $127,317) — 1.2%		127,317

Total Investments (Cost — $10,042,609*) — 100.6%		10,822,470
Other Assets Less Liabilities — 1.3%		135,926
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (1.9)%		(200,855)

Net Assets — 100.0%		$10,757,541

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,841,230

Gross unrealized appreciation.	$786,029
Gross unrealized depreciation.	(4,789)

Net unrealized appreciation	$781,240

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security represents underlying bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(d)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$10,695,153	—	$10,695,153
Short-Term Securities	$127,317	—	—	127,317

Total	$127,317	$10,695,153	—	$10,822,470

1	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

24	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2009-B, Class A2,
1.21%, 6/15/12(a)	$887	$889,243
AmeriCredit Automobile Receivables Trust:
Series 2008-1, Class A2,
4.26%, 6/06/12(b)	172	172,540
Series 2008-2, Class A2,
4.26%, 8/06/12(b)	162	163,204
Series 2009-1, Class A3,
3.04%, 10/15/13	990	1,013,684
Series 2010-1, Class A3,
1.66%, 3/17/14	610	614,321
BA Credit Card Trust, Series 2007-A2, Class A2,
0.28%, 6/17/13(b)	1,080	1,079,572
Bank of America Auto Trust:
Series 2009-2A, Class A2,
1.16%, 2/15/12(a)	214	213,929
Series 2009-1A, Class A3,
2.67%, 7/15/13(a)	700	709,984
Series 2009-2A, Class A3,
2.13%, 9/15/13(a)	805	814,956
Capital One Auto Finance Trust:
Series 2006-C, Class A4,
0.29%, 5/15/13(b)	932	925,971
Series 2006-B, Class A4,
0.27%, 7/15/13(b)	661	657,173
Series 2007-B, Class A4,
0.29%, 4/15/14(b)	767	762,812
Capital One Multi-Asset Execution Trust:
Series 2006-A2, Class A,
4.85%, 11/15/13	565	572,153
Series 2004-A8, Class A8,
0.39%, 8/15/14(b)	1,220	1,218,741
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1,
0.31%, 10/25/36(b)	32	31,418
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2,
4.97%, 8/01/14	473	491,854
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3,
2.82%, 1/15/16	410	417,714
Citibank Omni Master Trust, Series 2009-A8, Class A8,
2.36%, 5/16/16(a)(b)	950	960,798
CNH Equipment Trust, Series 2009-C, Class A3,
1.85%, 12/16/13	1,105	1,118,135
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1, Class A5,
6.21%, 12/30/10	86	87,634
Daimler Chrysler Auto Trust, Series 2007-A, Class A4,
5.28%, 3/08/13	1,120	1,155,990
Discover Card Master Trust, Series 2009-A1, Class A1,
1.56%, 12/15/14(b)	1,325	1,346,469
DT Auto Owner Trust, Series 2007-A, Class A3,
5.60%, 3/15/13(a)(c)	279	280,025
Ford Credit Auto Owner Trust:
Series 2009-D, Class A2,
1.21%, 1/15/12	200	200,392
Series 2007-B, Class A4A,
5.24%, 7/15/12	970	998,425
Series 2006-B, Class D,
7.12%, 2/15/13(a)	410	419,996
Series 2009-D, Class A3,
2.17%, 10/15/13	2,290	2,323,154
Series 2009-A, Class A4,
6.07%, 5/15/14	560	611,794
Ford Credit Floorplan Master Owner Trust,
Series 2006-4, Class A,
0.51%, 6/15/11(b)	1,130	1,123,957
GSAA Trust, Series 2004-11, Class 2A2,
0.58%, 12/25/34(b)	12	10,407
Honda Auto Receivables Owner Trust:
Series 2007-2, Class A4,
5.57%, 12/21/10	729	739,214
Series 2008-1, Class A3,
4.47%, 1/18/11	260	261,169
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3,
1.67%, 1/15/14	1,110	1,125,279
Morgan Stanley Resecuritization Trust, Series 2010-F, Class A,
0.51%, 6/17/13(a)(b)	545	540,502
Ocwen Advance Receivables Backed Notes, Series 2010-1A,
3.59%, 2/15/12(a)	480	486,000
PG&E Energy Recovery Funding LLC:
Series 2005-1, Class A4,
4.37%, 6/25/12	311	322,153
Series 2005-2, Class A2,
5.03%, 3/25/14	538	557,907
Santander Drive Auto Receivables Trust:
Series 2010-A, Class A2,
1.37%, 8/15/13(a)	1,165	1,168,444
Series 2010-2, Class C,
3.89%, 7/17/17	965	968,580
SLC Student Loan Trust, Series 2006-A, Class A4,
0.65%, 1/15/19(b)	540	488,650
SLM Student Loan Trust:
Series 2007-7, Class A2,
0.52%, 1/25/16(b)	1,425	1,422,254
Series 2008-5, Class A2,
1.60%, 10/25/16(b)	2,585	2,626,638
Series 2010-C, Class A1,
1.91%, 12/15/17(a)(b)	701	701,257
Series 2004-1, Class A2,
0.46%, 7/25/18(b)	1,080	1,079,059
Series 2004-10, Class A4A,
0.90%, 7/27/20(a)(b)	635	635,189
Series 2009-B, Class A1,
6.26%, 7/15/42(a)(b)	349	341,754

Total Asset-Backed Securities — 19.9%		34,850,494

Corporate Bonds
Aerospace & Defense — 0.8%
BAE Systems Holdings, Inc.,
6.40%, 12/15/11(a)	875	921,601
ITT Corp.,
4.90%, 5/01/14	375	412,732

		1,334,333

Beverages — 2.4%
Anheuser-Busch Cos, Inc.,
5.00%, 1/15/15	365	405,549
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	1,025	1,064,241
2.50%, 3/26/13	840	861,819
Bottling Group LLC,
6.95%, 3/15/14	750	889,152
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	870	892,690

		4,113,451

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	25

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Capital Markets — 3.2%
The Bank of New York Mellon Corp.,
4.30%, 5/15/14	$750	$823,478
The Goldman Sachs Group, Inc.:
3.63%, 8/01/12	1,450	1,509,228
4.75%, 7/15/13	440	472,404
6.00%, 5/01/14	400	446,261
5.00%, 10/01/14	286	312,072
Morgan Stanley:
6.60%, 4/01/12	455	489,316
6.00%, 5/13/14	575	631,264
4.00%, 7/24/15	950	968,184

		5,652,207

Commercial Banks — 6.2%
American Express Bank FSB,
5.50%, 4/16/13	275	299,326
ANZ National International Ltd.,
2.38%, 12/21/12(a)	675	684,519
Bank One Corp.,
5.25%, 1/30/13	1,700	1,832,197
Barclays Bank Plc,
5.45%, 9/12/12	223	241,542
Credit Suisse New York:
3.45%, 7/02/12	1,300	1,351,899
5.50%, 5/01/14	300	336,053
Nordea Bank AB,
2.50%, 11/13/12(a)	665	680,623
Rabobank Nederland NV,
2.65%, 8/17/12(a)(d)	1,650	1,703,198
Regions Financial Corp.,
4.88%, 4/26/13	760	769,257
Standard Chartered Plc:
5.50%, 11/18/14(a)	150	165,606
3.85%, 4/27/15(a)	720	750,989
Suncorp-Metway Ltd.,
0.67%, 12/17/10(a)(b)	915	915,413
Svenska Handelsbanken AB:
2.88%, 9/14/12(a)	125	128,606
4.88%, 6/10/14(a)	160	174,887
U.S. Bancorp,
4.20%, 5/15/14	800	876,678

		10,910,793

Consumer Finance — 1.7%
American Express Credit Corp.:
7.30%, 8/20/13	425	488,507
2.75%, 9/15/15	885	890,550
Capital One Financial Corp.:
5.70%, 9/15/11	1,000	1,042,223
4.80%, 2/21/12	595	621,691

		3,042,971

Containers & Packaging — 0.2%
Temple-Inland, Inc.:
7.88%, 5/01/12	200	214,819
6.63%, 1/15/16	170	180,217

		395,036

Diversified Financial Services — 5.9%
Bank of America Corp.:
5.38%, 6/15/14	280	302,232
4.50%, 4/01/15	983	1,031,409
The Bear Stearns Cos. LLC,
6.95%, 8/10/12	1,000	1,105,447
BP Capital Markets Plc:
3.13%, 3/10/12	200	203,916
5.25%, 11/07/13	955	1,040,121
Citigroup, Inc.,
4.75%, 5/19/15	2,060	2,167,311
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	505	512,994
General Electric Capital Corp.,
2.80%, 1/08/13(d)	1,900	1,956,719
JPMorgan Chase & Co.,
4.75%, 5/01/13	800	867,636
TIAA Global Markets, Inc.,
4.88%, 1/12/11(a)	335	338,597
Volkswagen International Finance NV,
1.63%, 8/12/13(a)	890	894,630

		10,421,012

Diversified Telecommunication Services — 3.3%
BellSouth Corp.,
6.00%, 10/15/11	705	743,092
Koninklijke KPN NV,
8.00%, 10/01/10	515	515,000
Telefonica Emisiones SAU:
5.98%, 6/20/11	400	414,862
2.58%, 4/26/13	1,485	1,512,479
TELUS Corp.,
8.00%, 6/01/11	185	193,720
Verizon Communications, Inc.,
5.25%, 4/15/13	1,045	1,153,148
Verizon New Jersey, Inc.,
5.88%, 1/17/12	1,225	1,297,462

		5,829,763

Electric Utilities — 2.7%
Duke Energy Indiana, Inc.,
5.00%, 9/15/13	715	784,901
Energy East Corp.,
6.75%, 6/15/12	616	667,029
Florida Power Corp.,
6.65%, 7/15/11	430	449,583
FPL Group Capital, Inc.,
5.63%, 9/01/11	800	834,648
MidAmerican Energy Holdings Co.,
3.15%, 7/15/12	800	827,148
Progress Energy, Inc.,
7.10%, 3/01/11	650	666,230
Rochester Gas & Electric Corp.,
6.95%, 4/01/11	445	458,191

		4,687,730

Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.:
4.45%, 9/14/12	885	931,560
5.50%, 9/14/15	135	151,776

		1,083,336

Food & Staples Retailing — 0.8%
CVS Caremark Corp.,
5.75%, 8/15/11	1,400	1,458,730

Food Products — 2.1%
Kraft Foods, Inc.:
5.63%, 11/01/11	935	981,993
6.25%, 6/01/12	1,151	1,250,674
6.00%, 2/11/13	500	555,297
WM Wrigley Jr. Co.,
2.45%, 6/28/12(a)	800	807,356

		3,595,320

Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.,
4.50%, 1/15/15	835	854,189

See Notes to Financial Statements.

26	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Health Care Equipment & Supplies (concluded)
CareFusion Corp.,
4.13%, 8/01/12	$750	$784,731
Covidien International Finance SA,
5.45%, 10/15/12	330	359,307

		1,998,227

Household Products — 0.5%
Newell Rubbermaid, Inc.,
5.50%, 4/15/13	735	798,974

Insurance — 2.3%
Allstate Financial Global Funding,
6.50%, 6/14/11(a)	740	767,040
Metlife, Inc.,
2.38%, 2/06/14	870	879,212
Metropolitan Life Global Funding I,
5.13%, 4/10/13(a)(d)	1,400	1,523,753
Prudential Financial, Inc.:
3.63%, 9/17/12	430	446,860
2.75%, 1/14/13	450	461,002

		4,077,867

Life Sciences Tools & Services — 0.5%
Life Technologies Corp.,
3.38%, 3/01/13	850	874,505

Machinery — 0.3%
Ingersoll-Rand Global Holding Co. Ltd.,
9.50%, 4/15/14	380	470,187

Media — 1.8%
Cox Communications, Inc.,
7.13%, 10/01/12	900	996,384
NBC Universal, Inc.,
2.10%, 4/01/14(a)	900	904,181
Time Warner Cable, Inc.:
5.40%, 7/02/12	1,000	1,071,365
6.20%, 7/01/13	228	256,853

		3,228,783

Metals & Mining — 1.0%
Anglo American Capital Plc,
2.15%, 9/27/13(a)	690	695,009
Rio Tinto Finance USA Ltd.,
8.95%, 5/01/14	800	987,719

		1,682,728

Multi-Utilities — 0.3%
CenterPoint Energy, Inc., Series B,
6.85%, 6/01/15	375	435,384

Oil, Gas & Consumable Fuels — 2.3%
Canadian Natural Resources Ltd.,
4.90%, 12/01/14	700	780,336
Enterprise Products Operating LLC:
7.50%, 2/01/11	660	673,652
4.60%, 8/01/12	350	368,600
6.13%, 2/01/13	150	163,296
6.38%, 2/01/13	225	245,300
9.75%, 1/31/14	195	238,808
Rockies Express Pipeline LLC,
6.25%, 7/15/13(a)	535	581,237
Southeast Supply Header LLC,
4.85%, 8/15/14(a)	410	435,114
Statoil ASA,
3.88%, 4/15/14	520	563,829

		4,050,172

Paper & Forest Products — 0.8%
Celulosa Arauco y Constitucion SA,
5.13%, 7/09/13	1,300	1,389,586

Pharmaceuticals — 0.5%
Teva Pharmaceutical Finance III LLC,
1.50%, 6/15/12	835	845,324

Real Estate Investment Trusts (REITs) — 0.2%
AvalonBay Communities, Inc.,
6.13%, 11/01/12	132	144,052
ProLogis,
5.63%, 11/15/15	215	210,338

		354,390

Road & Rail — 1.9%
Burlington Northern Santa Fe Corp.:
5.90%, 7/01/12	375	405,603
4.30%, 7/01/13	205	220,771
CSX Corp.,
5.50%, 8/01/13	1,311	1,450,969
Union Pacific Corp.:
6.65%, 1/15/11	485	492,743
6.13%, 1/15/12	700	742,989

		3,313,075

Semiconductors & Semiconductor Equipment — 0.9%
Maxim Integrated Products, Inc.,
3.45%, 6/14/13	605	622,476
National Semiconductor Corp.:
6.15%, 6/15/12	690	735,667
3.95%, 4/15/15	245	257,008

		1,615,151

Tobacco — 0.5%
Philip Morris International, Inc.,
4.88%, 5/16/13	760	834,333

Wireless Telecommunication Services — 3.1%
Cellco Partnership/Verizon Wireless Capital LLC:
3.75%, 5/20/11(d)	2,450	2,498,603
5.25%, 2/01/12	300	317,668
Crown Castle Towers LLC,
4.52%, 1/15/15(a)	670	707,956
Rogers Communications, Inc.:
7.88%, 5/01/12	290	320,229
7.25%, 12/15/12	670	754,953
SBA Tower Trust,
4.25%, 4/15/15(a)	255	271,150
Vodafone Group Plc,
5.00%, 12/16/13	500	549,679

		5,420,238

Total Corporate Bonds — 47.9%		83,913,606

Foreign Agency Obligations
Achmea Hypotheekbank NV,
3.20%, 11/03/14(a)	350	372,061
Australia & New Zealand Banking Group Ltd.,
0.57%, 6/18/12(a)(b)	800	801,358
CDP Financial, Inc.,
3.00%, 11/25/14(a)	315	327,105
Commonwealth Bank of Australia,
3.49%, 8/13/14(a)	885	948,159
Danske Bank A/S,
2.50%, 5/10/12(a)(d)	1,570	1,607,333
Dexia Credit Local SA:
2.38%, 9/23/11(a)	715	723,338
2.00%, 3/05/13(a)	380	382,866
Eksportfinans ASA:
5.00%, 2/14/12	300	317,558
3.00%, 11/17/14	460	485,026

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	27

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Agency Obligations (continued)
FIH Erhvervsbank A/S:
2.45%, 8/17/12(a)	$195	$199,981
1.75%, 12/06/12(a)	755	768,221
Landwirtschaftliche Rentenbank,
4.13%, 7/15/13	500	542,579
LeasePlan Corp. NV,
3.00%, 5/07/12(a)	475	490,821
Macquarie Bank Ltd.,
4.10%, 12/17/13(a)(d)	1,300	1,418,930

Total Foreign Agency Obligations — 5.4%		9,385,336

Foreign Government Obligations
Canada — 0.7%
Province of Ontario Canada:
0.79%, 5/22/12(b)	560	561,619
4.10%, 6/16/14	600	659,119

Total Foreign Government Obligations — 0.7%		1,220,738

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.3%
Arkle Master Issuer Plc: Series 2010-1A, Class 2A,
1.52%, 2/17/15(a)(b)	850	842,828
Series 2006-1A, Class 4A1,
0.46%, 2/17/52(a)(b)	1,275	1,267,212
Arran Residential Mortgages Funding Plc: Series 2005-B, Class A1,
0.34%, 12/15/12(b)	1,240	1,221,524
Series 2010-1A, Class A1C,
1.58%, 5/16/47(a)(b)	1,000	1,000,000
Series 2006-2A, Class A2B,
0.34%, 9/20/56(a)(b)	263	261,031
Banc of America Funding Corp., Series 2004-C, Class 4A1,
0.59%, 12/20/34(b)	19	13,321
Banc of America Mortgage Securities, Series 2004-A, Class 2A2,
3.52%, 2/25/34(b)	209	189,510
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A,
3.06%, 10/25/34(b)	255	241,831
Bear Stearns Alt-A Trust, Series 2004-13, Class A1,
1.00%, 11/25/34(b)	12	9,871
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A,
3.30%, 5/20/34(b)	322	276,080
First Horizon Asset Securities, Inc.: Series 2003-AR4, Class 2A1,
2.92%, 12/25/33(b)	100	97,281
Series 2004-AR6, Class 2A1,
3.01%, 12/25/34(b)	257	241,314
Fosse Master Issuer Plc, Series 2007-1A, Class A2,
0.60%, 10/18/54(a)(b)	196	195,459
Gracechurch Mortgage Financing Plc, Series 2007-1A, Class 3A1,
0.43%, 11/20/56(a)(b)	964	945,765
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1,
0.61%, 7/15/21(b)	1,095	1,084,228
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1,
4.86%, 6/25/34(b)	324	304,039
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1,
0.38%, 8/25/11(b)	1,558	1,545,151
Series 2006-6, Class A1,
0.37%, 11/25/11(b)	1,418	1,379,099
Series 2007-1, Class A2B,
0.36%, 3/25/37(b)	638	616,409
Series 2007-2, Class A2A,
0.39%, 6/25/37(b)	798	761,303
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A1,
2.88%, 3/25/35(b)	375	343,446

		12,836,702

Commercial Mortgage-Backed Securities — 13.5%
Banc of America Commercial Mortgage, Inc.:
Series 2002-PB2, Class A4,
6.19%, 1/11/12	384	402,359
Series 2007-3, Class A2,
5.84%, 7/10/12(b)	730	766,603
Series 2007-2, Class A2,
5.63%, 4/10/49	2,720	2,824,784
Series 2007-5, Class A3,
5.62%, 2/10/51	1,120	1,186,735
Bear Stearns Commercial Mortgage Securities:
Series 2007-PR16, Class A2,
5.85%, 6/11/12(b)	1,165	1,218,999
Series 2001-TOP2, Class A2,
6.48%, 2/15/35	1,353	1,371,910
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B,
5.21%, 3/11/12	925	964,566
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3,
6.64%, 1/17/32	38	38,121
Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A2,
6.10%, 7/16/11(a)	1,395	1,454,120
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CP3, Class A3,
5.60%, 7/15/35	250	265,422
Series 2002-CKS4, Class A2,
5.18%, 8/15/12	880	931,034
First Union National Bank Commercial Mortgage:
Series 2001-C3, Class A3,
6.42%, 6/15/11	382	390,929
Series 2002-C1, Class A2,
6.14%, 1/12/12	647	677,718
GE Capital Commercial Mortgage Corp.:
Series 2001-3, Class A2,
6.07%, 11/10/11	1,520	1,581,100
Series 2001-1, Class A2,
6.53%, 5/15/33	1,747	1,770,890
Series 2005-C1, Class A2,
4.35%, 6/10/48	489	494,957
Series 2007-C1, Class A2,
5.42%, 12/10/49	1,209	1,251,641

See Notes to Financial Statements.

28	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
GMAC Commercial Mortgage Securities, Inc.: Series 2000-C3, Class A2,	$12	$12,040
6.96%, 11/15/10
Series 2003-C3, Class A3,
4.65%, 4/10/40	162	165,262
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2,
4.11%, 3/11/12	103	105,205
GS Mortgage Securities Corp. II, Series 2001-GL3A, Class A2,
6.45%, 8/05/18(a)	1,280	1,328,266
JPMorgan Chase Commercial Mortgage Securities Corp.: Series 2001-CIB2, Class A3,
6.43%, 6/15/11	954	975,802
Series 2001-CIB3, Class A3,
6.47%, 12/15/11	525	546,059
LB-UBS Commercial Mortgage Trust: Series 2003-C7, Class A2,
4.06%, 8/15/10(b)	155	155,032
Series 2001-WM, Class A1,
6.16%, 7/14/11(a)	181	183,120
Series 2003-C7, Class A3,
4.56%, 7/15/12(b)	295	297,775
Series 2005-C2, Class A2,
4.82%, 4/15/30	282	282,741
Series 2007-C2, Class A2,
5.30%, 2/15/40	791	821,997
Morgan Stanley Capital I, Series 2001-TOP3, Class A4,
6.39%, 7/15/33	352	361,529
Salomon Brothers Mortgage Securities VII, Inc.: Series 2000-C3, Class A2,
6.59%, 11/18/10	111	110,401
Series 2002-KEY2, Class A2,
4.47%, 3/18/36	73	75,559
Wachovia Bank Commercial Mortgage Trust: Series 2005-C17, Class A2,
4.78%, 3/15/42	255	255,779
Series 2006-C28, Class A2,
5.50%, 10/15/48	425	435,651

		23,704,106

Total Non-Agency Mortgage-Backed Securities — 20.8%		36,540,808

Taxable Municipal Bonds
State of California GO,
5.10%, 8/01/14	170	180,453
State of California Various Purposes GO,
5.65%, 4/01/39	740	796,588
State of Illinois GO,
2.77%, 1/01/12	1,100	1,114,454

Total Taxable Municipal Bonds — 1.2%		2,091,495

U.S. Government Sponsored Agency Securities Agency Obligations — 0.8%
Fannie Mae,
6.25%, 2/01/11(d)	1,485	1,512,123

Collateralized Mortgage Obligations — 1.2%
Fannie Mae: Series 2006-54, Class OA,
6.00%, 3/25/27	137	138,575
Series 2006-99, Class PA,
5.50%, 5/25/30	647	663,175
Freddie Mac: Series 3128, Class BA,
5.00%, 1/15/24	79	79,094
Series 3280, Class MA,
5.50%, 5/15/26	1,017	1,029,036
Series 3162, Class 0A,
6.00%, 10/15/26	112	112,682
Series 3186, Class NA,
6.00%, 7/15/27	100	100,336

		2,122,898

Commercial Mortgage-Backed Securities — 0.5%
Freddie Mac Multi-Family Structured Pass-Through Certificates:
Series K003, Class A1,
2.23%, 7/25/13	399	407,498
Series K003, Class A2,
3.61%, 6/25/14	420	447,141

		854,639

Mortgage-Backed Securities — 2.0%
Fannie Mae Mortgage-Backed Securities:
5.50%, 12/01/18-10/01/24	2,079	2,246,091
2.74%, 6/01/35(b)	105	109,472
2.87%, 7/01/35(b)	308	321,893
2.58%, 8/01/35(b)	256	265,561
5.35%, 10/01/35(b)	313	334,751
Freddie Mac Mortgage-Backed Securities:
3.08%, 6/01/33(b)	139	145,142
2.75%, 7/01/34(b)	25	25,404

		3,448,314

Total U.S. Government Sponsored Agency Securities — 4.5%		7,937,974

U.S. Treasury Obligations
U.S. Treasury Notes:
0.38%, 8/31/12	418	417,690
0.38%, 9/30/12(e)	980	978,928
0.75%, 9/15/13	545	546,788
1.25%, 9/30/15(d)	2,660	2,655,845

Total U.S. Treasury Obligations — 2.6%		4,599,251

Total Long-Term Investments (Cost — $177,041,249) — 103.0%		180,539,702

	Shares
Short-Term Securities
Dreyfus Treasury Prime, 0.00%(f)	3,651,281	3,651,281

Total Short-Term Securities (Cost — $3,651,281) — 2.1%		3,651,281

Total Investments (Cost — $180,692,530*) — 105.1%		184,190,983
Liabilities in Excess of Other Assets — (5.1)%		(8,906,570)

Net Assets — 100.0%		$175,284,413

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$180,692,530

Gross unrealized appreciation.	$3,754,693
Gross unrealized depreciation.	(256,240)

Net unrealized appreciation	$3,498,453

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	29

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(e)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(f)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of September 30, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Bank of America, N.A.	0.26%	9/28/10	Open	$1,529,572	$1,529,550
Bank of America, N.A.	0.40%	9/29/10	Open	$1,568,604	1,568,587
Bank of America, N.A.	0.40%	9/29/10	Open	$1,382,386	1,382,371
Credit Suisse International	0.28%	9/30/10	Open	$2,656,675	2,656,675
Credit Suisse International	0.40%	3/10/10	Open	$2,431,919	2,426,419
Credit Suisse International	0.40%	3/16/10	Open	$1,838,367	1,834,331
Credit Suisse International	0.35%	4/27/10	Open	$1,433,584	1,431,413
RBS Securities, Inc.	0.30%	5/14/10	Open	$1,650,425	1,648,515

Total					$14,477,861

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
308	U.S. Treasury Notes (2 Year)	Chicago Mercantile	December 2010	$67,601,188	$157,247

•	Financial futures contracts sold as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
46	U.S. Treasury Notes (5 Year)	Chicago Mercantile	December 2010	$5,559,891	$(42,418)

•	Interest rate swaps outstanding as of September 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.80%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2011	USD 6,100	$7,816
1.09%(b)	3-month LIBOR	Barclays Bank Plc	March 2012	USD 9,900	(90,625)
0.73%(b)	3-month LIBOR	Deutsche Bank AG	August 2012	USD 11,900	(39,848)
0.68%(a)	3-month LIBOR	Citibank, N.A.	September 2012	USD 13,000	22,122
0.66%(a)	3-month LIBOR	Citibank, N.A.	September 2012	USD 5,100	7,160
2.07%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2015	USD 1,900	(62,622)

Total					$(155,997)

(a)	Fund pays floating interest rate and receives fixed rate.

(b)	Fund pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues – buy protection outstanding as of September 30, 2010 were as follows:

Issuer Hershey	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Foods Co.	1.00%	Goldman Sachs Bank USA	December 2014	USD 600	$(8,338)

See Notes to Financial Statements.

30	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	Series S Portfolio
(Percentages shown are based on Net Assets)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$34,850,494	—	$34,850,494
Corporate Bonds	—	83,913,606	—	83,913,606
Foreign Agency Obligations	—	9,385,336	—	9,385,336
Foreign Government Obligations	—	1,220,738	—	1,220,738
Non-Agency Mortgage-Backed Securities	—	33,752,215	$2,788,593	36,540,808
Taxable Municipal Bonds	—	2,091,495	—	2,091,495
U.S. Government Sponsored Agency Securities	—	7,937,974	—	7,937,974
U.S. Treasury Obligations	—	4,599,251	—	4,599,251
Short-Term Securities	$3,651,281	—	—	3,651,281

Total	$3,651,281	$177,751,109	$2,788,593	$184,190,983

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$157,247	$37,098	—	$194,345
Liabilities:
Interest rate contracts	(42,418)	(193,095)	—	(235,513)
Credit contracts	—	(8,338)	—	(8,338)

Total	$114,829	$(164,335)	—	$(49,506)

1	Derivative financial instruments are financial futures contracts and swaps which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Non-Agency Mortgage- Backed Securities	Total
Assets:
Balance, as of March 31, 2010	$1,497,499	—	$1,497,499
Accrued discounts/premiums	—	$84	84
Realized loss	(707)	—	(707)
Net change in unrealized appreciation/depreciation[2]	9,710	(7,281)	2,429
Purchases	—	2,795,790	2,795,790
Sales	(480,000)	—	(480,000)
Transfers in3	—	—	—
Transfers out[3]	(1,026,502)	—	(1,026,502)

Balance, as of September 30, 2010	—	$2,788,593	$2,788,593

2	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at September 30, 2010 was $(7,281).

3	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	31

Statements of Assets and Liabilities

September 30, 2010 (Unaudited)	Series C Portfolio	Series M Portfolio	Series N Portfolio	Series S Portfolio
Assets
Investments at value[1]	$337,692,729	$393,925,045	$10,822,470	$184,190,983
Cash	3,043,963	69,669	—	1,549,101
Cash held as collateral for financial futures contracts	683,500	—	—	38,000
Investments sold receivable	22,200,872	—	—	—
Interest receivable	4,503,425	1,472,836	196,263	1,328,222
Unrealized appreciation on swaps	1,880,753	—	—	37,098
Capital shares sold receivable	1,057,970	1,065,861	—	4,361,768
Receivable from advisor	78,894	75,029	18,675	39,460
Margin variation receivable	24,972	22,661	—	18,439
Principal paydown receivable	—	27,855	—	469
Dividends receivable	—	—	27	—
Swap premiums paid	—	—	—	3,407
Prepaid expenses	44,901	45,497	13,097	29,903

Total Assets	371,211,979	396,704,453	11,050,532	191,596,850

Accrued Liabilities
Investments purchased payable	28,674,495	54,740,025	—	899,883
Reverse repurchase agreements payable	2,673,000	—	—	14,477,861
Capital shares redeemed payable	2,197,438	2,259,589	—	235,301
Unrealized depreciation on swaps	2,259,656	—	—	201,433
Income dividends payable	1,444,477	935,026	49,940	429,707
Professional fees payable	39,218	38,904	23,385	20,978
Other affiliates payable	16,946	16,468	4,451	9,488
Officer’s and Trustees’ fees payable	4,901	4,764	1,499	3,362
Bank overdraft	—	—	9,446	—
Interest expense and fees payable	891	—	855	13,810
Other accrued expenses payable	49,669	48,546	3,415	20,614

Total accrued liabilities	37,360,691	58,043,322	92,991	16,312,437

Other Liabilities
Trust certificates[2]	—	—	200,000	—

Total Liabilities	37,360,691	58,043,322	292,991	16,312,437

Net Assets	$333,851,288	$338,661,131	$10,757,541	$175,284,413

Net Assets Consist of
Paid-in capital	$324,591,409	$337,364,655	$10,199,786	$168,731,142
Undistributed (distributions in excess of) net investment income	(118,237)	(614,812)	34,256	(80,891)
Accumulated net realized gain (loss)	(17,677,993)	(12,541,849)	(256,362)	3,185,215
Net unrealized appreciation/depreciation	27,056,109	14,453,137	779,861	3,448,947

Net Assets	$333,851,288	$338,661,131	$10,757,541	$175,284,413

Net Asset Value
Shares outstanding[3]	32,336,899	34,246,880	1,019,820	17,033,249

Net asset value	$10.32	$9.89	$10.55	$10.29

[1] Investments at cost	$310,558,884	$379,737,821	$10,042,609	$180,692,530

2	Represents short-term floating rate certificates issued by tender option bond trusts.

3	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

32	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)	Series C Portfolio	Series M Portfolio	Series N Portfolio		Series S Portfolio
Investment Income
Interest	$9,656,352	$5,388,473	$303,500		$2,398,590
Dividends	49	385	255		115

Total income	9,656,401	5,388,858	303,755		2,398,705

Expenses
Transfer agent	94,358	94,241	7,577		13,140
Professional	40,756	40,205	22,176		25,014
Administration	40,417	30,719	11,124		32,336
Custodian	13,857	14,535	1,391		11,904
Officer and Trustees	12,941	12,894	2,569		10,236
Printing	10,896	11,034	253		374
Registration	9,511	10,060	7,618		8,443
Miscellaneous	7,414	8,179	1,217		3,302

Total expenses excluding interest expense and fees	230,150	221,867	53,925		104,749
Interest expense and fees	9,281	18	810	[1]	14,107

Total expenses	239,431	221,885	54,735		118,856
Less expenses reimbursed by advisor	(229,963)	(221,682)	(53,920)		(104,675)

Total expenses after fees reimbursed	9,468	203	815		14,181

Net investment income	9,646,933	5,388,655	302,940		2,384,524

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	11,839,896	3,523,487	18,442		715,927
Options written	34,199	—	—		82,774
Financial futures contracts	(2,969,647)	11,409,475	636		868,318
Swaps	(15,621)	—	—		(170,805)

	8,888,827	14,932,962	19,078		1,496,214

Net change in unrealized appreciation/depreciation on:
Investments	9,571,606	11,288,848	413,411		1,096,468
Options written	—	—	—		(65,809)
Financial futures contracts	337,985	522,806	—		149,041
Swaps	(378,903)	—	—		(152,338)

	9,530,688	11,811,654	413,411		1,027,362

Total realized and unrealized gain	18,419,515	26,744,616	432,489		2,523,576

Net Increase in Net Assets Resulting from Operations	$28,066,448	$32,133,271	$735,429		$4,908,100

1	Related to tender option bond trusts. Includes interest expense and fees incurred.

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	33

Statements of Changes in Net Assets

	Series C Portfolio		Series M Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
Operations
Net investment income	$9,646,933	$20,663,733	$5,388,655	$15,194,059
Net realized gain (loss)	8,888,827	4,794,630	14,932,962	(10,884,108)
Net change in unrealized appreciation/depreciation	9,530,688	37,533,747	11,811,654	33,012,293

Net increase in net assets resulting from operations	28,066,448	62,992,110	32,133,271	37,322,244

Dividends and Distributions to Shareholders From
Net investment income	(9,607,983)	(20,663,733)	(6,052,902)	(15,669,386)
Net realized gain	—	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(9,607,983)	(20,663,733)	(6,052,902)	(15,669,386)

Capital Share Transactions
Shares sold	38,545,518	85,755,081	41,799,214	95,656,405
Shares issued in reinvestment of dividends and distributions	56,769	1,023,024	35,466	801,497
Shares redeemed	(87,999,847)	(117,246,227)	(90,157,389)	(106,428,771)

Net increase (decrease) in net assets derived from capital share transactions	(49,397,560)	(30,468,122)	(48,322,709)	(9,970,869)

Net Assets
Total increase (decrease) in net assets	(30,939,095)	11,860,255	(22,242,340)	11,681,989
Beginning of period	364,790,383	352,930,128	360,903,471	349,221,482

End of period	$333,851,288	$364,790,383	$338,661,131	$360,903,471

Undistributed (distributions in excess of) net investment income	$(118,237)	$(157,187)	$(614,812)	$49,435

See Notes to Financial Statements.

34	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Statements of Changes in Net Assets (concluded)

Series N Portfolio		Series S Portfolio
Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
$302,940	$587,573	$2,384,524	$4,206,103
19,078	(126,474)	1,496,214	2,535,399
413,411	1,376,660	1,027,362	2,569,176

735,429	1,837,759	4,908,100	9,310,678

(300,651)	(564,744)	(2,442,689)	(4,372,743)
—	—	—	(538,990)

(300,651)	(564,744)	(2,442,689)	(4,911,733)

—	—	69,337,486	97,047,559
—	—	116,894	272,057
—	—	(39,619,422)	(45,843,071)

—	—	29,834,958	51,476,545

434,778	1,273,015	32,300,369	55,875,490
10,322,763	9,049,748	142,984,044	87,108,554

$10,757,541	$10,322,763	$175,284,413	$142,984,044

$34,256	$31,967	$(80,891)	$(22,726)

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	35

Financial Highlights

	Series C Portfolio
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.81	$8.74	$8.48	$9.79	$9.79	$9.92	$10.00

Net investment income[2]	0.27	0.53	0.26	0.58	0.51	0.47	0.41
Net realized and unrealized gain (loss)	0.51	1.07	0.26	(1.31)	—	(0.14)	(0.08)

Net increase (decrease) from investment operations	0.78	1.60	0.52	(0.73)	0.51	0.33	0.33

Dividends from net investment income	(0.27)	(0.53)	(0.26)	(0.58)	(0.51)	(0.46)	(0.41)

Net asset value, end of period	$10.32	$9.81	$8.74	$8.48	$9.79	$9.79	$9.92

Total Investment Return[3]
Based on net asset value	8.00%[4]	18.68%	6.17%[4]	(8.02)%	5.37%	3.51%	3.34%

Ratios to Average Net Assets
Total expenses	0.13%[5]	0.14%	0.25%[5]	0.67%	0.39%	1.60%	3.02%

Total expenses after fees reimbursed	0.01%[5]	0.00%	0.09%[5]	0.55%	0.19%	0.00%	0.00%

Total expenses after fees reimbursed and excluding interest expense	0.00%[5]	0.00%	0.00%[5]	0.00%	0.00%	0.00%	0.00%

Net investment income	5.34%[5]	5.64%	5.96%[5]	5.96%	5.31%	4.81%	4.12%

Supplemental Data
Net assets, end of period (000)	$333,851	$364,790	$352,930	$380,706	$475,724	$13,365	$9,917

Portfolio turnover	25%	51%	16%	51%	70%	42%	50%

1	Commencement of operations was October 1, 2004.

2	Based on average shares outstanding.

3	Where applicable, total investment returns include the reinvestments of dividends and distributions.

4	Aggregate total investment return.

5	Annualized.

See Notes to Financial Statements.

36	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Financial Highlights (continued)

	Series M Portfolio
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.21	$8.66	$9.33	$9.73	$9.79	$9.83	$10.00

Net investment income[2]	0.14	0.38	0.26	0.51	0.51	0.48	0.40
Net realized and unrealized gain (loss)	0.70	0.55	(0.52)	(0.39)	(0.05)	(0.05)	(0.17)

Net increase (decrease) from investment operations	0.84	0.93	(0.26)	0.12	0.46	0.43	0.23

Dividends and distributions from:
Net investment income	(0.16)	(0.38)	(0.26)	(0.52)	(0.52)	(0.47)	(0.40)
Net realized gain	—	—	(0.15)	—	—	—	—

Total dividends and distributions	(0.16)	(0.38)	(0.41)	(0.52)	(0.52)	(0.47)	(0.40)

Net asset value, end of period	$9.89	$9.21	$8.66	$9.33	$9.73	$9.79	$9.83

Total Investment Return[3]
Based on net asset value	9.16%[4]	11.11%	(2.61)%[4]	1.12%	4.88%	4.54%	2.37%

Ratios to Average Net Assets
Total expenses	0.12%[5]	0.13%	0.17%[5]	0.12%	0.18%	2.05%	3.93%

Total expenses after fees reimbursed	0.00%[5]	0.00%	0.00%[5]	0.01%	0.00%	0.00%	0.00%

Total expenses after fees reimbursed and excluding interest expense	0.00%[5]	0.00%	0.00%[5]	0.00%	0.00%	0.00%	0.00%

Net investment income	2.96%[5]	4.27%	6.14%[5]	5.29%	5.28%	4.86%	4.03%

Supplemental Data
Net assets, end of period (000)	$338,661	$360,903	$349,221	$414,290	$482,426	$8,501	$4,916

Portfolio turnover	115%[6]	178%[7]	21%[8]	197%[9]	7%	23%	36%

1	Commencement of operations was October 1, 2004.

2	Based on average shares outstanding.

3	Where applicable, total investment returns include the reinvestments of dividends and distributions.

4	Aggregate total investment return.

5	Annualized.

6	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 20%.

7	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 83%.

8	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 19%.

9	Includes TBA transactions, excluding these transactions, the portfolio turnover would have been 33%.

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	37

Financial Highlights (continued)

	Series N Portfolio
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31,
		2010	2009[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.12	$8.87	$10.00

Net investment income[2]	0.30	0.58	0.51

Net realized and unrealized gain (loss)	0.42	1.22	(1.14)

Net increase (decrease) from investment operations	0.72	1.80	(0.63)

Dividends from net investment income	(0.29)	(0.55)	(0.50)

Net asset value, end of period	$10.55	$10.12	$8.87

Total Investment Return[3]
Based on net asset value	7.25%[4]	20.74%	(6.32)%[4]

Ratios to Average Net Assets
Total expenses[5]	1.04%[6]	1.34%	1.93%

Total expenses after fees reimbursed	0.02%[6]	0.01%	0.05%

Total expenses after fees reimbursed and excluding interest expense and fees	0.00%[6]	0.00%	0.00%

Net investment income	5.75%[6]	5.94%	5.50%

Supplemental Data
Net assets, end of period (000)	$10,758	$10,323	$9,050

Portfolio turnover	6%	64%	48%

1	Commencement of operations was April 1, 2008.

2	Based on average shares outstanding.

3	Where applicable, total investment returns include the reinvestments of dividends and distributions.

4	Aggregate total investment return.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

6	Annualized.

See Notes to Financial Statements.

38	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Financial Highlights (concluded)

	Series S Portfolio
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
				2008	2007	2006	2005[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.14	$9.74	$9.75	$9.79	$9.84	$9.84	$10.00

Net investment income[2]	0.15	0.37	0.14	0.42	0.52	0.43	0.35

Net realized and unrealized gain (loss)	0.15	0.46	0.09	(0.04)	(0.06)	—	(0.16)

Net increase from investment operations	0.30	0.83	0.23	0.38	0.46	0.43	0.19

Dividends and distributions from:

Net investment income	(0.15)	(0.38)	(0.14)	(0.42)	(0.51)	(0.43)	(0.35)

Net realized gain	—	(0.05)	(0.10)	—	—	—	—

Total dividends and distributions	(0.15)	(0.43)	(0.24)	(0.42)	(0.51)	(0.43)	(0.35)

Net asset value, end of period	$10.29	$10.14	$9.74	$9.75	$9.79	$9.84	$9.84

Total Investment Return[3]
Based on net asset value	3.00%[4]	8.68%	2.44%[4]	3.98%	4.88%	4.51%	2.00%

Ratios to Average Net Assets
Total expenses	0.14%[5]	0.19%	0.31%[5]	0.33%	0.51%	1.28%	2.72%

Total expenses after fees reimbursed	0.02%[5]	0.01%	0.00%[5]	0.00%	0.00%	0.00%	0.00%

Total expenses after fees reimbursed and excluding interest expense	0.00%[5]	0.00%	0.00%[5]	0.00%	0.00%	0.00%	0.00%

Net investment income	2.89%[5]	3.65%	2.79%[5]	4.27%	5.28%	4.49%	3.54%

Supplemental Data
Net assets, end of period (000)	$175,284	$142,984	$87,109	$59,843	$43,521	$29,947	$9,843

Portfolio turnover	42%	117%[6]	22%	71%[7]	53%	52%	17%

1	Commencement of operations was October 1, 2004.

2	Based on average shares outstanding.

3	Where applicable, total investment returns include the reinvestments of dividends and distributions.

4	Aggregate total investment return.

5	Annualized.

6	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 114%.

7	Includes TBA transactions, excluding these transactions, the portfolio turnover would have been 69%.

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	39

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Bond Allocation Target Shares (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. As of September 30, 2010, the Trust has 5 series, of which BlackRock Bond Allocation Target Shares Series C Portfolio (“Series C”), BlackRock Bond Allocation Target Shares Series M Portfolio (“Series M”) BlackRock Bond Allocation Target Shares Series N Portfolio (“Series N”) and BlackRock Bond Allocation Target Shares Series S Portfolio (“Series S”) (collectively the “Funds” or individually as a “Fund”) are included in these financial statements. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Shares of the Funds are offered to separate account clients of the investment advisor or certain of its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees (the “Board”). The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, and trades and values of the underlying reference instruments. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgage-Backed Securities: The Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Funds may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	40

Notes to Financial Statements (continued)

backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: The Funds may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Funds may not fully recoup their initial investments in IOs.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown on the Schedules of Investments, if any.

Inflation-Indexed Bonds: The Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TBA Commitments: The Funds may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Funds generally enter into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. The Funds account for dollar roll transactions as purchases and sales and realize gains and losses on these transactions. These transactions may increase the Funds’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

Treasury Roll Transactions: The Funds may enter into treasury roll transactions. A treasury roll transaction involves the sale of a Treasury security,

41	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Notes to Financial Statements (continued)

with an agreement to repurchase the same security at an agreed upon price and date. Treasury rolls constitute a borrowing and the difference between the sale and repurchase price represents interest expense at an agreed upon rate. Whether such a transaction produces a positive impact on performance depends upon whether the income on the securities purchased with the proceeds received from the sale of the security exceeds the interest expense incurred by the Funds. For accounting purposes, treasury rolls are not considered purchases and sales and any gains or losses incurred on the treasury rolls will be deferred until the Treasury securities are disposed.

Treasury roll transactions involve the risk that the market value of the securities that the Funds are required to purchase may decline below the agreed upon purchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the treasury roll, the use of this technique will adversely impact the investment performance of the Funds.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the same securities at a mutually agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Funds’ obligation to repurchase the securities.

Municipal Bonds Transferred to Tender Option Bond Trusts: Series N leverages its assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which Series N has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by Series N include the right of Series N (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to Series N. The TOB may also be terminated without the consent of Series N upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in the market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the six months ended September 30, 2010, no TOBs have been terminated without the consent of the Trusts.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to Series N, which typically invests the cash in additional municipal bonds. Series N’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Series N’s Schedule of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the Statements of Assets and Liabilities.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by Series N on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense and fees in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At September 30, 2010, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Interest Rate
Series N	$448,296	$200,000	0.28%

For the six months ended September 30, 2010, the average trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust Certificates Outstanding	Daily Weighted Average Interest Rate
Series N	$200,000	0.28%

Should short-term interest rates rise, Series N’s investments in TOBs may adversely affect Series N’s net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect Series N’s net asset value per share.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	42

Notes to Financial Statements (continued)

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either delivers collateral or segregates assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, swaps and options written), or certain borrowings (e.g., reverse repurchase agreements, treasury roll transactions and loan payable), each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series C, Series M and Series S US federal tax returns remains open for each of the two years ended September 30, 2008 and for each of the two periods ended March 31, 2010. The statute of limitations on the Series N US federal tax returns remains open for each of the two periods ended March 31, 2010. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as credit risk or interest rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Funds bear the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Funds do not give rise to counterparty credit risk, as options written obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between a Fund and each of its respective counterparties. The ISDA Master Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate

43	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Notes to Financial Statements (continued)

risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Options: Series C and Series S purchase and write call and put options to increase or decrease their exposure to underlying instruments (including credit risk and/or interest rate risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

In purchasing and writing options, a Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of an option written could result in a Fund purchasing or selling a security at a price different from the current market value.

Swaps: Series C and Series S enter into swap agreements, in which a Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by a Fund is recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap, which is recognized as realized gain or loss in the Statements of Operations. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — Series S enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund enters into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.

44	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Notes to Financial Statements (continued)

•

Interest rate swaps – Series C and Series S enter into interest rate swaps to gain or reduce exposure to or manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of September 30, 2010
Asset Derivatives
	Statements of Assets and Liabilities Location	Series C	Series M	Series S
Interest rate contracts	Net unrealized appreciation/ depreciation*; Unrealized appreciation on swaps	$2,376,192	$283,166	$194,345

Liability Derivatives
	Statements of Assets and Liabilities Location	Series C	Series M	Series S
Interest rate contracts	Net unrealized appreciation/ depreciation*; Unrealized depreciation on swaps	$2,453,928	$17,253	$235,513
Credit contracts	Unrealized depreciation on swaps	—	—	8,338

Total		$2,453,928	$17,253	$243,851

*	Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations Six Months Ended September 30, 2010
Net Realized Gain (Loss) from
	Series C	Series M	Series N	Series S
Interest rate contracts:
Financial futures contracts	$(2,969,647)	$11,409,475	$636	$868,318
Swaps	(15,621)	—	—	(166,332)
Options**	34,199	—	—	7,965
Credit contracts:
Swaps	—	—	—	(4,473)
Options	—	—	—	20,191

Total	$(2,951,069)	$11,409,475	$636	$725,669

Net Change in Unrealized Appreciation/Depreciation on
	Series C	Series M	Series S
Interest rate contracts:
Financial futures contracts.	$337,985	$522,806	$149,041
Swaps	(378,903)	—	(152,296)
Options**	—	—	256
Credit contracts:
Swaps	—	—	(42)

Total	$(40,918)	$522,806	$(3,041)

**	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	45

Notes to Financial Statements (continued)

For the six months ended September 30, 2010, the average quarterly balance of outstanding derivative financial instruments were as follows:

	Series C	Series M	Series N	Series S
Financial futures contracts:
Average number of contracts purchased	425	1,035	—	344
Average number of contracts sold	335	139	1	31
Average notional value of contracts purchased	$76,114,872	$142,191,856	—	$74,624,363
Average notional value of contracts sold	$41,920,282	$30,417,110	$60,922	$3,792,516
Options:
Average number of contracts purchased	—	—	—	26
Average number of contracts written	—	—	—	22
Average notional amount (000) of contracts written	—	—	—	$4,530
Average notional value of contracts purchased	—	—	—	$7,554
Average notional value of contracts written	—	—	—	$5,280,938
Credit default swaps:
Average number of contracts - buy protection	—	—	—	1
Average notional value - buy protection	—	—	—	$600,000
Interest rate swaps:
Average number of contracts - pays fixed rate	4	—	—	3
Average number of contracts - receives fixed rate	3	—	—	3
Average notional value - pays fixed rate	$41,550,000	—	—	$20,300,000
Average notional value - receives fixed rate	$32,700,000	—	—	$18,700,000

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services.

The Manager benefits from the Trust being an investment option in a wrap program for which affiliates of the Manager receive fees. The Manager is contractually obligated to pay expenses it incurs in providing advisory services to the Trust and will pay or reimburse the Trust for all of its direct expenses, except extraordinary expenses and interest expense. The Manager receives no advisory fee from the Trust under the Investment Advisory Agreement.

PFPC Trust Company (“PTC”), serves as custodian for each Fund. On July 1, 2010, The Bank of New York Mellon Corporation purchased PTC, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of each Fund. The fee is paid at the following annual rates: 0.005% of the first $400 million, 0.004% of the next $1.6 billion and 0.003% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of each Fund. For the six months ended September 30, 2010, the Funds paid the following to affiliates in return for these services, which are included in custodian in the Statements of Operations:

Series C	$13,857
Series M.	$14,535
Series N	$1,391
Series S	$11,904

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, The Bank of New York Mellon Corporation purchased PNCGIS, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager. For its services, BNYMIS receives an annual fee of $15,000 per Fund, plus transaction fees, per account fees and disbursements. For the six months ended September 30, 2010, the Funds paid the following to affiliates in return for these services, which are included in transfer agent in the Statements of Operations:

Series C	$16,408
Series M.	$16,385
Series N	$3,762
Series S	$5,192

BNYMIS acts as administrator for the Trust. For these services, BNYMIS receives administration and accounting services fees computed daily and payable monthly, at the following annual rates: (a) for accounting services, (i) $12,000 for each Fund’s first $250 million in average daily net assets, $12,000 for each Fund’s next $500 million in average daily net assets and 0.0025% for each Fund’s average daily net assets in excess of $750 million, and (ii) $200 per Fund per month, plus $0.65

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	46

Notes to Financial Statements (continued)

per cusip per day; (b) for administration services, 0.005% of each Fund’s average daily net assets; and (c) out-of-pocket expenses. For the six months ended September 30, 2010, the Funds paid the following to affiliates in return for these services, which are included in administration in the Statements of Operations:

Series C	$20,691
Series M	$15,186
Series N	$5,556
Series S	$16,514

As mentioned above, the Manager will reimburse the Trust for all such administration, custodian and transfer agent services.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended September 30, 2010, were as follows:

	Purchases	Sales
Series C	$66,830,902	$125,503,004
Series M	$350,092,605	$372,757,853
Series N	$1,074,781	$621,823
Series S	$67,788,601	$40,426,747

Purchases and sales of US government securities for the six months ended September 30, 2010, were as follows:

	Purchases	Sales
Series C	$22,036,239	$22,529,796
Series M	$46,543,009	$24,863,067
Series S	$31,851,056	$27,430,845

Purchases and sales of mortgage dollar rolls for the six months ended September 30, 2010, were as follows:

	Purchases	Sales
Series M	$326,312,340	$327,346,654

Transactions in options written for the six months ended September 30, 2010, were as follows:

	Series S
	Calls			Puts
	Contracts	Notional Amount (000)	Premiums Received	Contracts	Notional Amount (000)	Premiums Received
Options outstanding at beginning of period	—	—	—	62	$3,300	$67,035
Options written	—	$4,530	$7,928	—	4,530	16,988
Options expired	—	(3,170)	(5,550)	—	(4,900)	(58,847)
Options closed	—	(1,360)	(2,378)	(62)	(2,930)	(25,176)
Options outstanding at end of period.	—	—	—	—	—	—

5. Borrowings:

For the six months ended September 30, 2010, the Funds’ daily average amount of outstanding transactions considered as borrowings in reverse repurchase agreements and treasury rolls and the daily weighted average interest rate were approximately as follows:

	Average Borrowings	Daily Weighted Average Interest Rate
Series C	$5,092,559	0.30%
Series M	$71,013	0.05%
Series S	$7,858,335	0.35%

The Funds, along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders, which expires in November 2010 and was subsequently renewed until November 2011. The Funds may borrow under the credit agreement to fund shareholder redemptions. The Funds paid their pro rata share of 0.02% upfront fee on the aggregate commitment amount which was allocated to the Funds based on their net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Funds did not borrow under the credit agreement during the six months ended September 30, 2010.

6. Capital Loss Carryforwards:

As of March 31,2010, Series C, Series M and Series N had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expiring March 31,	Series C	Series M	Series N
2014	$15,174	—	—
2015	118,497	—	—
2016	823,746	—	—
2017	17,377,457	—	$65,327
2018	8,268,764	$27,731,704	170,499

Total	$26,603,638	$27,731,704	$235,826

7. Concentration, Market and Credit Risk:

Series M and Series S invested a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedules of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	47

Notes to Financial Statements (concluded)

decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

Series N invested a significant portion of its assets in securities in the County/City/Special District/School District, Utilities and Health sectors. Changes in economic conditions affecting the County/City/Special District/School District, Utilities and Health sectors would have a greater impact on Series N and could affect the value, income and/or liquidity of positions in such securities.

8. Capital Shares Transactions:

Transactions in capital shares were as follows:

Series C	Six Months Ended September 30, 2010	Year Ended March 31, 2010
Shares sold	3,857,006	9,070,455
Shares issued in reinvestment of dividends	5,586	106,680

Total issued	3,862,592	9,177,135
Shares redeemed	(8,698,183)	(12,396,010)

Net decrease	(4,835,591)	(3,218,875)

Series M	Six Months Ended September 30, 2010	Year Ended March 31, 2010
Shares sold	4,368,623	10,647,637
Shares issued in reinvestment of dividends	3,624	88,504

Total issued	4,372,247	10,736,141
Shares redeemed	(9,307,128)	(11,869,093)

Net decrease	(4,934,881)	(1,132,952)

Series S	Six Months Ended September 30, 2010	Year Ended March 31, 2010
Shares sold	6,793,033	9,701,108
Shares issued in reinvestment of dividends and distributions	11,429	27,111

Total issued	6,804,462	9,728,219
Shares redeemed	(3,873,332)	(4,572,939)

Net increase	2,931,130	5,155,280

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

48	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the Series C Portfolio, the Series M Portfolio, the Series N Portfolio and the Series S Portfolio (each a “Fund” and collectively, the “Funds”), each a series of the BlackRock Bond Allocation Target Shares (the “Trust”), met on April 13, 2010 and May 11-12, 2010 to consider the approval of the Trust’s investment advisory agreement (the “Agreement”), on behalf of each Fund, with BlackRock Advisors, LLC (the “Manager,” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

The Board consists of fourteen individuals, eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, if any, (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 13, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (b) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by each Fund to BlackRock; and (e) sales and redemption data regarding each Fund’s shares.

At an in-person meeting held on April 13, 2010, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 13, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 11-12, 2010 Board meeting.

At an in-person meeting held on May 11-12, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2011. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	49

Disclosure of Investment Advisory Agreement (continued)

identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates and significant shareholders provide each Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide each Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. The Board regularly reviews the performance of each Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the Funds are non-diversified investments that are available solely to wrap-account clients or other separately managed accounts to complement their existing BlackRock fixed-income portfolios. The Board reviewed the comparability of the Funds’ peers and noted that Lipper, Inc. does not have a universe of comparable funds.

The Board noted that BlackRock has made changes to the organization of the overall fixed income group management structure designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to Be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual advisory fee arrangement. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board noted that BlackRock does not charge the Funds an advisory fee. The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other

50	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreement (concluded)

funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that BlackRock does not charge the Funds an advisory fee, although investors in the Funds will pay a fee to BlackRock or their managed account program sponsor. The Board also noted that BlackRock has contractually agreed to waive all fees and pay or reimburse all operating expenses of each Fund, except extraordinary expenses and interest expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2011. As part of its approval, the Board considered the discussions of BlackRock’s fee structure, as it applies to each Fund, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010	51

Officers and Trustees

Robert M. Hernandez, Chairman of the Board, Member of the Audit Committee and Trustee

Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit Committee and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

Richard R. West, Member of the Audit Committee and Trustee

John Perlowski, President and Chief Executive Officer

Jeffrey Holland, CFA, Vice President

Brendan Kyne, Vice President

Brian Schmidt, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent, Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

PFPC Trust Company

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

Effective September 15, 2010, John M. Perlowski became President and Chief Executive Officer of the Trust.

52	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2010

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

53

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BATS-9/10-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Bond Allocation Target Shares

Date: December 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date: December 1, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Bond Allocation Target Shares

Date: December 1, 2010